STATES UNITED
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8282

                              Loomis Sayles Funds I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

ITEM I SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES BENCHMARK CORE BOND FUND

                                                                              PRINCIPAL AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------
BOND AND NOTES - 99.1% OF TOTAL NET ASSETS

AEROSPACE/DEFENSE - 0.4%
Boeing Capital Corp.,
6.100%, 3/01/2011                                                                   50,000                  $    54,538
                                                                                                            -----------

ASSET-BACKED SECURITIES - 11.9%
Americredit Automobile Receivables Trust, Series 2004-BM, Class A4,
2.670%, 3/07/2011                                                                   90,000                       87,900
Americredit Automobile Receivables Trust, Series 2003-DM, Class A4,
2.840%, 8/06/2010                                                                  120,000                      118,733
Bank One Issuance Trust, Series 2003-A9, Class A9,
3.860%, 6/15/2011                                                                  125,000                      125,282
Chase Manhattan Auto Owner Trust, Series 2002-B, Class A3,
3.580%, 5/15/2006                                                                    1,150                        1,150
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4,
3.200%, 8/24/2009                                                                  150,000                      148,573
CNH Equipment Test, Series 2004-A, Class A4B,
3.480%, 9/15/2011                                                                   65,000                       64,152
Countrywide Asset Backed Certificates,
3.438%, 12/25/2018                                                                 100,000                       99,701
Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
3.540%, 11/15/2008                                                                  85,000                       84,779
Honda Auto Receivables Owner Trust, Series 2004-3, Class A3,
2.910%, 10/20/2008                                                                  50,000                       49,558
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4,
2.700%, 9/15/2009                                                                  105,000                      103,240
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3,
3.130%, 5/15/2009                                                                   55,000                       54,585
Onyx Acceptance Owner Trust, Class 2004-B, Class A4,
3.890%, 2/15/2011                                                                  180,000                      180,487
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI3,
2.870%, 8/25/2030                                                                   65,000                       64,045
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5,
4.070%, 7/25/2032                                                                   55,000                       54,625
Residential Funding Mortgage Securities II, Series 2004-HI3, Class A3,
3.810%, 12/25/2016                                                                  65,000                       64,415
Residential Funding Mortgage Securities II, Series 2004 HI1, Class A4,
4.140%, 9/25/2018                                                                  136,000                      133,596
Residential Funding Mortgage Securities II, Series 2003-HI4, Class A4,
4.590%, 4/25/2018                                                                   95,000                       95,538
Residential Funding Mortgage Securities II, Series 2004-H13, Class A4,
4.630%, 3/25/2019                                                                   25,000                       24,831
                                                                                                            -----------
                                                                                                              1,555,190
                                                                                                            -----------

AUTOMOTIVE - 1.4%
DaimlerChrysler NA Holding Corp.,
6.400%, 5/15/2006                                                                   55,000                       57,216
Ford Motor Co.,
6.375%, 2/01/2029                                                                   30,000                       26,998
Ford Motor Credit Co.,
6.500%, 1/25/2007                                                                   35,000                       36,395
General Motors Acceptance Corp.,
6.875%, 9/15/2011                                                                   60,000                       61,487
                                                                                                            -----------
                                                                                                                182,096
                                                                                                            -----------

AUTO LOAN - 1.7%
USAA Auto Owner Trust, Series 2004-1, Class A4,
2.670%, 10/15/2010                                                                  70,000                       68,696
USAA Auto Owner Trust, Series 2004-2, Class A4,
3.580%, 2/15/2011                                                                   30,000                       30,008
WFS Financial Owner Trust, Series 2004-3, Class A4,
3.930%, 2/17/2012                                                                  120,000                      120,385
                                                                                                            -----------
                                                                                                                219,089
                                                                                                            -----------

BANKING - 2.0%
Bank of America Corp.,
7.400%, 1/15/2011                                                                   55,000                       63,711
J.P. Morgan Chase & Co.,
6.750%, 2/01/2011                                                                   70,000                       78,638
MBNA America Bank,
4.625%, 8/03/2009                                                                   60,000                       61,091
Wells Fargo & Co.,
3.125%, 4/01/2009                                                                   60,000                       58,153
                                                                                                            -----------
                                                                                                                261,593
                                                                                                            -----------

BROKERAGE - 1.7%
Bear Stearns Cos., Inc.,
2.875%, 7/02/2008                                                                   65,000                       62,866
Goldman Sachs Group, Inc.,
7.350%, 10/01/2009                                                                  45,000                       51,187
Lehman Brothers Holdings, Inc.,
7.375%, 1/15/2007                                                                   45,000                       48,486
Morgan Stanley,
4.750%, 4/01/2014                                                                   65,000                       63,336
                                                                                                            -----------
                                                                                                                225,875
                                                                                                            -----------

CHEMICALS - 0.5%
Eastman Chemical Co.,
7.250%, 1/15/2024                                                                   55,000                       62,940
                                                                                                            -----------

CONSTRUCTION MACHINERY - 1.0%
Caterpillar Financial Services Corp.,
4.875%, 6/15/2007                                                                   50,000                       51,542
John Deere Capital Corp.,
5.100%, 1/15/2013                                                                   75,000                       77,124
                                                                                                            -----------
                                                                                                                128,666
                                                                                                            -----------

ELECTRIC - 3.4%
American Electric Power Co., Inc., Series A,
6.125%, 5/15/2006                                                                   60,000                       62,183
Consolidated Edison Company of New York,
5.625%, 7/01/2012                                                                   60,000                       64,066
Constellation Energy Group, Inc.,
7.600%, 4/01/2032                                                                   50,000                       60,477
Dominion Resources, Inc.,
5.700%, 9/17/2012                                                                   75,000                       79,410
Duke Energy Corp.,
4.200%, 10/01/2008                                                                  80,000                       80,610
Exelon Corp.,
6.750%, 5/01/2011                                                                   50,000                       55,931
MidAmerican Energy Holdings Co.,
6.375%, 6/15/2006                                                                   45,000                       46,842
                                                                                                            -----------
                                                                                                                449,519
                                                                                                            -----------

ELECTRONICS - 0.5%
Motorola, Inc.,
5.800%, 10/15/2008                                                                  55,000                       58,283
                                                                                                            -----------

ENTERTAINMENT - 0.6%
AOL Time Warner, Inc.,
7.625%, 4/15/2031                                                                   25,000                       30,244
Time Warner, Inc.,
8.180%, 8/15/2007                                                                   45,000                       49,976
                                                                                                            -----------
                                                                                                                 80,220
                                                                                                            -----------

FOOD & BEVERAGE - 1.3%
ConAgra Foods, Inc.,
6.750%, 9/15/2011                                                                   45,000                       50,628
General Mills, Inc.,
6.000%, 2/15/2012                                                                   55,000                       59,683
Kraft Foods, Inc.,
5.625%, 11/01/2011                                                                  50,000                       52,947
                                                                                                            -----------
                                                                                                                163,258
                                                                                                            -----------

FOREIGN AGENCY - 0.9%
Pemex Project Funding Master Trust,
6.125%, 8/15/2008                                                                   60,000                       63,600
Pemex Project Funding Master Trust,
7.875%, 2/01/2009                                                                   50,000                       56,175
                                                                                                            -----------
                                                                                                                119,775
                                                                                                            -----------

GAMING - 0.2%
Harrahs Operating, Inc.,
7.125%, 6/01/2007                                                                   10,000                       10,712
Harrahs Operating, Inc.,
7.500%, 1/15/2009                                                                   15,000                       16,622
                                                                                                            -----------
                                                                                                                 27,334
                                                                                                            -----------

GOVERNMENT AGENCIES - 9.4%
Federal Farm Credit Bank,
2.375%, 10/02/2006                                                                 100,000                       98,608
Federal Home Loan Bank,
2.500%, 3/15/2006                                                                  175,000                      173,848
Federal Home Loan Bank,
4.500%, 9/16/2013                                                                  175,000                      176,179
Federal Home Loan Mortgage Corp.,
2.750%, 3/15/2008                                                                  120,000                      117,336
Federal Home Loan Mortgage Corp.,
4.500%, 1/15/2014                                                                  170,000                      169,932
Federal National Mortgage Association,
3.250%, 11/15/2007                                                                 180,000                      178,976
Federal National Mortgage Association,
3.250%, 8/15/2008                                                                   75,000                       74,011
Federal National Mortgage Association,
3.250%, 2/15/2009                                                                   75,000                       73,542
Federal National Mortgage Association,
4.625%, 10/15/2013                                                                 170,000                      171,583
                                                                                                            -----------
                                                                                                              1,234,015
                                                                                                            -----------

INDEPENDENT/ENERGY - 0.9%
Encana Corp.,
6.500%, 8/15/2034                                                                   25,000                       27,445
Pioneer Natural Resources Co.,
6.500%, 1/15/2008                                                                   55,000                       58,956
Union Oil Co.,
7.500%, 2/15/2029                                                                   20,000                       24,087
                                                                                                            -----------
                                                                                                                110,488
                                                                                                            -----------

INFORMATION/DATA TECHNOLOGY - 0.5%
Hewlett-Packard Co.,
3.625%, 3/15/2008                                                                   70,000                       69,655
                                                                                                            -----------

INSURANCE - 0.3%
Axis Capital Holdings Ltd.,
5.750%, 12/01/2014                                                                  40,000                       40,156
                                                                                                            -----------

MEDIA CABLE - 0.6%
Comcast Cable Communications,
6.750%, 1/30/2011                                                                   70,000                       78,609
                                                                                                            -----------

MEDIA NON-CABLE - 0.8%
Clear Channel Communications, Inc.,
4.250%, 5/15/2009                                                                   50,000                       49,494
Clear Channel Communications, Inc.,
6.000%, 11/01/2006                                                                  55,000                       57,192
                                                                                                            -----------
                                                                                                                106,686
                                                                                                            -----------

METALS & MINING - 1.1%
Alcan Inc.,
4.875%, 9/15/2012                                                                   60,000                       60,937
Alcoa, Inc.,
6.000%, 1/15/2012                                                                   70,000                       76,469
                                                                                                            -----------
                                                                                                                137,406
                                                                                                            -----------

MORTGAGE RELATED - 30.0%
Federal Home Loan Mortgage Corp.,
4.000%, 7/01/2019                                                                  267,588                      261,798
Federal Home Loan Mortgage Corp.,
4.500%, 2/01/2019                                                                  114,540                      114,228
Federal Home Loan Mortgage Corp.,
4.500%, 4/01/2019                                                                  281,173                      280,408
Federal Home Loan Mortgage Corp.,
5.000%, 5/01/2034                                                                  113,880                      113,165
Federal Home Loan Mortgage Corp.,
5.500%, 1/01/2019                                                                  245,192                      253,470
Federal Home Loan Mortgage Corp.,
6.000%, 7/01/2033                                                                   18,315                       18,946
Federal Home Loan Mortgage Corp.,
6.500%, 1/01/2027                                                                    5,154                        5,424
Federal Home Loan Mortgage Corp.,
6.500%, 5/01/2032                                                                   51,128                       53,687
Federal Home Loan Mortgage Corp.,
7.500%, 9/01/2008                                                                   83,215                       86,865
Federal Home Loan Mortgage Corp.,
8.000%, 7/01/2025                                                                    1,060                        1,153
Federal Home Loan Mortgage Corp.,
8.000%, 12/01/2026                                                                   2,873                        3,128
Federal National Mortgage Association,
4.500%, 30 year TBA (c)                                                            305,000                      294,706
Federal National Mortgage Association,
5.000%, 4/01/2034                                                                  100,642                       99,906
Federal National Mortgage Association,
5.000%, 5/01/2034                                                                  104,503                      103,738
Federal National Mortgage Association,
5.000%, 30 year TBA (c)                                                            255,000                      252,928
Federal National Mortgage Association,
5.500%, 2/01/2018                                                                   88,326                       91,382
Federal National Mortgage Association,
5.500%, 10/01/2018                                                                  51,342                       53,106
Federal National Mortgage Association,
5.500%, 5/01/2033                                                                  113,693                      115,521
Federal National Mortgage Association,
5.500%, 7/01/2033                                                                   64,425                       65,524
Federal National Mortgage Association,
5.500%, 12/01/2033                                                                 197,206                      200,377
Federal National Mortgage Association,
5.500%, 4/01/2034                                                                  116,782                      118,628
Federal National Mortgage Association,
6.000%, 11/01/2016                                                                  47,779                       50,098
Federal National Mortgage Association,
6.000%, 11/01/2018                                                                  66,702                       69,931
Federal National Mortgage Association,
6.000%, 6/01/2032                                                                   20,621                       21,351
Federal National Mortgage Association,
6.000%, 9/01/2033                                                                   33,659                       34,819
Federal National Mortgage Association,
6.000%, 10/01/2033                                                                 108,486                      112,228
Federal National Mortgage Association,
6.000%, 30 year TBA (c)                                                            125,000                      129,219
Federal National Mortgage Association,
6.500%, 7/01/2032                                                                   10,509                       11,031
Federal National Mortgage Association,
6.500%, 8/01/2032                                                                   15,856                       16,643
Federal National Mortgage Association,
6.500%, 9/01/2032                                                                   38,394                       40,299
Federal National Mortgage Association,
6.500%, 10/01/2033                                                                 404,547                      424,382
Federal National Mortgage Association,
7.000%, 4/01/2016                                                                   43,038                       45,630
Federal National Mortgage Association,
7.500%, 1/01/2027                                                                    4,717                        5,064
Federal National Mortgage Association,
7.500%, 12/01/2030                                                                  14,338                       15,363
Federal National Mortgage Association,
7.500%, 6/01/2031                                                                    9,223                        9,882
Federal National Mortgage Association,
7.500%, 3/01/2032                                                                   12,768                       13,670

Federal National Mortgage Association,
8.000%, 6/01/2015                                                                   33,365                       35,483
Government National Mortgage Association,
5.500%, 7/20/2033                                                                  115,796                      118,270
Government National Mortgage Association,
6.000%, 11/20/2033                                                                  77,479                       80,254
Government National Mortgage Association,
6.500%, 4/15/2026                                                                    5,442                        5,747
Government National Mortgage Association,
6.500%, 5/15/2032                                                                   55,333                       58,299
Government National Mortgage Association,
7.000%, 4/15/2031                                                                   12,024                       12,780
Government National Mortgage Association,
7.000%, 7/15/2031                                                                    2,568                        2,730
Government National Mortgage Association,
8.500%, 4/15/2023                                                                    4,318                        4,753
Government National Mortgage Association,
8.500%, 4/15/2030                                                                   12,159                       13,275
Government National Mortgage Association,
9.500%, 9/15/2020                                                                    7,627                        8,607
                                                                                                            -----------
                                                                                                              3,927,896
                                                                                                            -----------

NON-CAPTIVE CONSUMER - 1.3%
Capital One Bank,
4.875%, 5/15/2008                                                                   60,000                       61,621
Countrywide Home Loans, Inc.,
5.500%, 2/01/2007                                                                   55,000                       57,014
Household Finance Corp.,
7.200%, 7/15/2006                                                                   50,000                       52,800
                                                                                                            -----------
                                                                                                                171,435
                                                                                                            -----------

NON-CAPTIVE DIVERSIFIED - 0.5%
CIT Group Inc.,
4.000%, 5/08/2008                                                                   60,000                       60,220
                                                                                                            -----------

OIL FIELD SERVICES - 0.4%
Ensco International, Inc.,
6.750%, 11/15/2007                                                                  50,000                       53,517
                                                                                                            -----------

PAPER - 1.5%
International Paper Co.,
4.250%, 1/15/2009                                                                   60,000                       60,220
International Paper Co.,
6.750%, 9/01/2011                                                                   50,000                       56,056
MeadWestvaco Corp.,
6.800%, 11/15/2032                                                                  20,000                       21,863
Weyerhaeuser Co.,
6.750%, 3/15/2012                                                                   55,000                       61,976
                                                                                                            -----------
                                                                                                                200,115
                                                                                                            -----------

PHARMACEUTICALS - 0.6%
Schering-Plough Corp.,
5.300%, 12/01/2013                                                                  75,000                       78,387
                                                                                                            -----------

PIPELINES - 1.4%
Columbia Gas Systems, Inc.,
7.050%, 11/28/2007                                                                  45,000                       46,319
Kinder Morgan Energy Partners LP,
7.125%, 3/15/2012                                                                   50,000                       57,161
Kinder Morgan, Inc.,
6.500%, 9/01/2012                                                                   75,000                       82,438
                                                                                                            -----------
                                                                                                                185,918
                                                                                                            -----------

RAILROADS - 0.9%
CSX Corp.,
6.750%, 3/15/2011                                                                   65,000                       72,753
Norfolk Southern Corp.,
6.750%, 2/15/2011                                                                   45,000                       50,714
                                                                                                            -----------
                                                                                                                123,467
                                                                                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Archstone Smith Trust,
3.000%, 6/15/2008                                                                   45,000                       43,432
CarrAmerica Reality Corp.,
5.250%, 11/30/2007                                                                  25,000                       25,801
EOP Operating LP,
4.650%, 10/01/2010                                                                  60,000                       60,274
EOP Operating LP,
6.625%, 3/15/2012                                                                   55,000                       61,348
First Industrial LP,
5.250%, 6/15/2009                                                                   60,000                       61,683
iStar Financial, Inc., Series B,
4.875%, 1/15/2009                                                                   60,000                       60,901
Simon Property Group LP,
6.375%, 11/15/2007                                                                  55,000                       58,679
                                                                                                            -----------
                                                                                                                372,118
                                                                                                            -----------

RETAILERS - 0.5%
Wal-Mart Stores, Inc.,
4.550%, 5/01/2013                                                                   65,000                       65,610
                                                                                                            -----------

SOVEREIGNS - 0.4%
United Mexican States,
6.375%, 1/16/2013                                                                   50,000                       53,250
                                                                                                            -----------

SUPERMARKETS - 1.0%
Albertson's, Inc.,
7.500%, 2/15/2011                                                                   55,000                       63,700
Kroger Co., (The),
6.375%, 3/01/2008                                                                   65,000                       69,973
                                                                                                            -----------
                                                                                                                133,673
                                                                                                            -----------

TOBACCO - 0.9%
Altria Group, Inc.,
7.000%, 11/04/2013                                                                  50,000                       54,178
Loews Corp.,
5.250%, 3/15/2016                                                                   65,000                       62,859
                                                                                                            -----------
                                                                                                                117,037
                                                                                                            -----------

TREASURIES - 14.0%
U.S. Treasury Bills,
1.777%, 1/13/2005 (d)                                                              295,000                      294,856
U.S. Treasury Bonds,
5.250%, 11/15/2028                                                                 215,000                      225,347
U.S. Treasury Bonds,
5.250%, 2/15/2029                                                                  485,000                      508,757
U.S. Treasury Bonds,
5.375%, 2/15/2031                                                                   20,000                       21,627
U.S. Treasury Bonds,
6.000%, 2/15/2026                                                                   20,000                       22,910
U.S. Treasury Notes,
2.625%, 11/15/2006                                                                 200,000                      198,523
U.S. Treasury Notes,
3.250%, 8/15/2007                                                                  115,000                      115,171
U.S. Treasury Notes,
3.625%, 5/15/2013                                                                  430,000                      416,680
U.S. Treasury Notes,
4.250%, 11/15/2013                                                                  25,000                       25,157
                                                                                                            -----------
                                                                                                              1,829,028
                                                                                                            -----------

WIRELINES - 1.7%
Deutsche Telekom International Finance BV,
5.250%, 7/22/2013                                                                   50,000                       51,430
Sprint Capital Corp.,
6.875%, 11/15/2028                                                                  45,000                       49,265
Telecom Italia Capital,
5.250%, 11/15/2013                                                                  50,000                       50,537
Telus Corp.,
7.500%, 6/01/2007                                                                   20,000                       21,730
Verizon Pennsylvania, Inc., Series A,
5.650%, 11/15/2011                                                                  49,000                       51,592
                                                                                                            -----------
                                                                                                                224,554
                                                                                                            -----------

TOTAL BONDS AND NOTES
(Identified Cost $12,888,298)                                                                                12,961,616
                                                                                                            -----------

SHORT-TERM INVESTMENT - 5.3% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp.,                                     $693,000                      693,000
                                                                                                            -----------
dated 12/31/04 at 0.900% to be repurchased
at $693,052 on 01/03/05 collateralized by
$710,000 U.S. Treasury Note, 3.375%
due 12/15/08 with a value of $709,113

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $693,000)                                                                                      693,000
                                                                                                            -----------

TOTAL INVESTMENTS - 104.4%
(Identified Cost $13,581,298) (b)                                                                            13,654,616
Other assets less liabilities -- (4.4)%                                                                        (575,844)
                                                                                                            -----------
TOTAL NET ASSETS -- 100%                                                                                    $13,078,772
                                                                                                            ===========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $13,624,922 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost                                                             $   111,525
      Aggregate gross unrealized depreciation for all investments in which
      there is an excess tax cost over value                                                                    (81,831)
                                                                                                            -----------
      Net unrealized appreciation                                                                           $    29,694
                                                                                                            ===========

(c)   TBA - To be Announced.

(d) Interest rate represents annualized yield at the time of purchase, not a coupon rate.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES BOND FUND

                                                                            PRINCIPAL AMOUNT          VALUE (a)
-----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 93.0% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 89.9%

AIRLINES - 1.2%
American Airlines, Inc.,
6.978%, 4/01/2011                                                  USD            2,917,977        $    2,916,577
American Airlines, Inc., Series 1999-1,
7.024%, 10/15/2009                                                                1,000,000             1,028,814
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                                 4,468,892             4,439,761
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                                 7,295,205             7,085,864
Continental Airlines, Inc.,
6.703%, 12/15/2022                                                                4,557,147             4,430,076
Continental Airlines, Inc., Series 98-1, Class B,
6.748%, 3/15/2017                                                                   464,669               379,399
Continental Airlines, Inc., Series 1999-1B,
6.795%, 8/02/2018                                                                   232,845               203,477
Continental Airlines, Inc., Series 1997-4A,
6.900%, 1/02/2018                                                                 2,973,886             2,981,135
Continental Airlines, Inc., Series 1997-4B,
6.900%, 1/02/2017                                                                   417,665               353,911
Continental Airlines, Inc., Series 1999-1C,
6.954%, 8/02/2009                                                                 2,007,892             1,628,496
Continental Airlines, Inc., Series 2000-2,
7.487%, 4/02/2012                                                                   825,000               827,906
Continental Airlines, Inc., Series 99-2, Class B,
7.566%, 3/15/2020                                                                 2,012,870             1,699,683
Continental Airlines, Inc., Series 2000-2,
7.707%, 10/02/2022                                                                5,354,574             5,339,402
Continental Airlines, Inc., Series 00-2,
8.307%, 10/02/2019                                                                2,030,313             1,775,037
US Airways,
6.850%, 1/30/2018                                                                 1,291,811             1,250,196
                                                                                                   --------------
                                                                                                       36,339,734
                                                                                                   --------------

AUTOMOTIVE - 1.0%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                                 3,000,000             3,060,000
Ford Motor Co.,
6.375%, 2/01/2029                                                                 1,500,000             1,349,904
Ford Motor Co.,
6.625%, 10/01/2028                                                                1,500,000             1,399,122
Ford Motor Credit Co.,
7.250%, 2/22/2005                                                  GBP            5,250,000            10,078,255
Ford Motor Credit Co.,
7.375%, 10/28/2009                                                 USD              500,000               539,334
General Motors Acceptance Corp.,
3.55%, 3/20/2007 (f)                                                              1,650,000             1,625,235
General Motors Acceptance Corp.,
5.625%, 5/15/2009                                                                 2,040,000             2,040,073
General Motors Acceptance Corp.,
6.375%, 12/07/2007                                                 GBP              500,000               954,276
General Motors Acceptance Corp.,
6.875%, 8/28/2012                                                  USD              200,000               204,196
General Motors Acceptance Corp.,
7.000%, 12/07/2005                                                 GBP            4,315,000             8,371,856
General Motors Corp.,
6.750%, 5/01/2028                                                  USD              500,000               474,147
                                                                                                   --------------
                                                                                                       30,096,398
                                                                                                   --------------

BANKING - 0.6%
CIT Group, Inc.,
5.500%, 12/01/2014                                                 GBP            6,750,000            12,945,013
Keycorp Capital II,
6.875%, 3/17/2029                                                  USD            6,500,000             7,067,769
                                                                                                   --------------
                                                                                                       20,012,782
                                                                                                   --------------

BROKERAGE - 0.3%
Morgan Stanley,
5.375%, 11/14/2013                                                 GBP            5,000,000             9,655,424
                                                                                                   --------------

CHEMICALS - 1.1%
Borden, Inc.,
7.875%, 2/15/2023                                                  USD           14,064,000            12,200,520
Borden, Inc.,
9.200%, 3/15/2021                                                                 2,925,000             2,800,688
IMC Global, Inc.,
6.875%, 7/15/2007                                                                 5,990,000             6,229,600
IMC Global, Inc.,
7.300%, 1/15/2028                                                                 5,860,000             6,035,800
IMC Global, Inc.,
7.375%, 8/01/2018                                                                 7,525,000             7,826,000
                                                                                                   --------------
                                                                                                       35,092,608
                                                                                                   --------------

CONSUMER PRODUCTS - 0.5%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                                                12,705,000            13,537,152
Hasbro, Inc.,
6.600%, 7/15/2028                                                                   500,000               500,000
                                                                                                   --------------
                                                                                                       14,037,152
                                                                                                   --------------

ELECTRIC - 2.9%
AES Corp.,
7.750%, 3/01/2014                                                                 4,875,000             5,289,375
AES Corp.,
8.375%, 3/01/2011                                                  GBP            1,990,000             4,042,878
AES Corp.,
8.875%, 2/15/2011                                                  USD              315,000               359,888
AES Corp.,
8.875%, 11/01/2027                                                               11,665,000            12,394,062
Calpine Canada Energy Finance,
8.750%, 10/15/2007                                                 CAD              500,000               341,624
Calpine Corp.,
7.750%, 4/15/2009                                                  USD            6,925,000             5,297,625
Calpine Corp.,
7.875%, 4/01/2008                                                                 1,000,000               815,000
Calpine Corp.,
8.500%, 2/15/2011                                                                16,710,000            12,741,375
Calpine Corp.,
8.625%, 8/15/2010                                                                 5,000,000             3,825,000
Commonwealth Edison Co.,
4.750%, 12/01/2011                                                                  537,000               532,452
Edison Mission Energy,
7.730%, 6/15/2009                                                                 1,835,000             1,972,625
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                                11,581,000            12,273,162
Enersis SA,
7.375%, 1/15/2014                                                                 3,435,000             3,743,717
Enersis SA,
7.400%, 12/01/2016                                                                7,650,000             8,368,978
Power Receivables Finance LLC,
6.290%, 1/01/2012, 144A                                                           3,419,717             3,599,081
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                                 7,205,625             6,737,259
Salton Sea Funding Corp., Series F,
7.475%, 11/30/2018                                                                  225,819               246,329
Salton Sea Funding Corp., Series E,
8.300%, 5/30/2011                                                                 1,972,775             2,194,604
Southern California Edison Co.,
7.625%, 1/15/2010                                                                 2,000,000             2,301,186
Texas-New Mexico Power Co.,
6.250%, 1/15/2009                                                                 1,000,000             1,055,851
                                                                                                   --------------
                                                                                                       88,132,071
                                                                                                   --------------

ELECTRONICS - 3.5%
Amkor Technology, Inc.,
7.125%, 3/15/2011                                                                 7,485,000             7,035,900
Amkor Technology, Inc.,
10.500%, 5/01/2009                                                                  500,000               500,000
Corning Glass,
8.875%, 3/15/2016                                                                   825,000               963,395
Corning, Inc.,
5.900%, 3/15/2014                                                                 9,330,000             9,350,694
Corning, Inc.,
6.200%, 3/15/2016                                                                 5,155,000             5,168,032
Corning, Inc.,
6.750%, 9/15/2013                                                                13,600,000            14,447,157
Corning, Inc.,
6.850%, 3/01/2029                                                                 3,095,000             2,929,532

Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                                50,120,000            45,358,600
Lucent Technologies, Inc.,
6.500%, 1/15/2028                                                                   500,000               451,250
Motorola, Inc.,
5.800%, 10/15/2008                                                                  450,000               476,861
Motorola, Inc.,
6.500%, 11/15/2028                                                                3,749,000             3,958,277
Motorola, Inc.,
7.625%, 11/15/2010                                                                  600,000               695,978
Nortel Networks Corp.,
6.875%, 9/01/2023                                                                 9,607,000             9,030,580
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                                 1,900,000             1,881,000
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                                          5,400,000             6,097,723
                                                                                                   --------------
                                                                                                      108,344,979
                                                                                                   --------------

FOREIGN AGENCY - 0.3%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                                           5,640,000             5,795,100
Pemex Project Funding Master Trust,
8.625%, 2/01/2022                                                                 1,580,000             1,838,330
                                                                                                   --------------
                                                                                                        7,633,430
                                                                                                   --------------

FOREIGN LOCAL GOVERNMENTS - 8.7%
Milit-Air, Inc.,
5.750%, 6/30/2019                                                  CAD            6,019,496             5,407,089
Ontario Hydro,
Zero Coupon Bond, 11/27/2020                                                      1,507,000               534,265
Province of Alberta,
5.930%, 9/16/2016                                                                24,467,506            22,152,558
Province of British Columbia,
5.250%, 12/01/2006                                                               26,460,000            22,934,205
Province of British Columbia,
6.000%, 6/09/2008                                                                66,745,000            60,100,253
Province of Manitoba,
5.750%, 6/02/2008                                                                74,125,000            66,194,616
Province of Manitoba (Certificate of Deposit),
Zero Coupon Bond, 7/22/2013                                                       2,500,000             1,392,763
Province of Ontario,
3.500%, 9/08/2006                                                                52,020,000            43,751,154
Province of Ontario,
5.700%, 12/01/2008                                                               25,000,000            22,395,534
Province of Ontario,
5.900%, 3/08/2006                                                                 8,755,000             7,556,736
Province of Saskatchewan,
Zero Coupon Bond, 4/10/2014                                                      27,000,000            14,444,994
Province of Saskatchewan,
5.500%, 6/02/2008                                                                   775,000               687,204
                                                                                                   --------------
                                                                                                      267,551,371
                                                                                                   --------------

GOVERNMENT AGENCIES - 8.6%
Federal Home Loan Mortgage Corp.,
2.875%, 5/15/2007                                                  USD           35,000,000            34,642,930
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                                  SGD            9,250,000             5,850,161
Federal Home Loan Mortgage Corp.,
5.000%, 12/01/2031                                                 USD              578,577               576,267
Federal Home Loan Mortgage Corp.,
5.500%, 9/15/2011                                                                15,000,000            16,115,520
Federal National Mortgage Association,
Zero Coupon Bond, 10/29/2007                                       NZD          103,925,000            62,085,997
Federal National Mortgage Association,
2.290%, 2/19/2009                                                  SGD          145,900,000            89,468,564
Federal National Mortgage Association,
2.375%, 2/15/2007                                                  USD           10,000,000             9,814,970
Federal National Mortgage Association,
5.250%, 1/15/2009                                                                31,665,000            33,428,741
Federal National Mortgage Association,
5.375%, 11/15/2011                                                                7,700,000             8,201,416
Federal National Mortgage Association,
5.500%, 3/15/2011                                                                 5,000,000             5,361,755
                                                                                                   --------------
                                                                                                      265,546,321
                                                                                                   --------------

HEALTHCARE - 1.0%
Columbia/HCA Healthcare Corp.,

7.050%, 12/01/2027                                                                7,325,000             6,943,221
Columbia/HCA Healthcare Corp.,
7.190%, 11/15/2015                                                                4,500,000             4,713,655
Columbia/HCA Healthcare Corp.,
7.500%, 12/15/2023                                                                1,965,000             1,994,748
Columbia/HCA Healthcare Corp.,
7.580%, 9/15/2025                                                                 1,300,000             1,306,547
Columbia/HCA Healthcare Corp.,
7.690%, 6/15/2025                                                                 5,000,000             5,124,600
Columbia/HCA Healthcare Corp.,
7.750%, 7/15/2036                                                                 1,000,000             1,011,811
HCA, Inc.,
5.750%, 3/15/2014                                                                 2,750,000             2,663,988
HCA, Inc.,
6.250%, 2/15/2013                                                                 3,000,000             3,026,304
HCA, Inc.,
6.300%, 10/01/2012                                                                2,500,000             2,535,513
HCA, Inc.,
7.500%, 11/06/2033                                                                1,000,000             1,020,133
                                                                                                   --------------
                                                                                                       30,340,520
                                                                                                   --------------

HOME CONSTRUCTION - 0.2%
Pulte Corp.,
7.300%, 10/24/2005                                                                1,000,000             1,029,686
Pulte Corp.,
7.625%, 10/15/2017                                                                1,100,000             1,276,386
Pulte Homes, Inc.,
6.375%, 5/15/2033                                                                 2,000,000             1,981,724
Pulte Homes, Inc.,
7.875%, 6/15/2032                                                                 1,900,000             2,241,082
                                                                                                   --------------
                                                                                                        6,528,878
                                                                                                   --------------

INFORMATION/DATA TECHNOLOGY - 1.5%
Arrow Electronics, Inc.,
6.875%, 7/01/2013                                                                17,380,000            19,081,850
Arrow Electronics, Inc.,
6.875%, 6/01/2018                                                                   250,000               267,073
Xerox Capital Trust I,
8.000%, 2/01/2027                                                                25,440,000            26,457,600
Xerox Corp.,
7.200%, 4/01/2016                                                                   615,000               658,050
                                                                                                   --------------
                                                                                                       46,464,573
                                                                                                   --------------

INTEGRATED/ENERGY - 1.8%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                                         38,705,000            38,656,619
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                                          16,458,000            16,437,427
Phillips 66 Capital Trust II,
8.000%, 1/15/2037                                                                 1,000,000             1,144,966
                                                                                                   --------------
                                                                                                       56,239,012
                                                                                                   --------------

LIFE INSURANCE - 0.8%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                            SGD           38,400,000            23,544,600
                                                                                                   --------------

LODGING - 0.1%
ITT Corp.,
7.375%, 11/15/2015                                                 USD            2,500,000             2,781,250
                                                                                                   --------------

MEDIA CABLE - 1.2%
Charter Communications Holdings LLC,
9.625%, 11/15/2009                                                               22,430,000            19,682,325
Charter Communications Holdings LLC,
10.000%, 4/01/2009                                                                  500,000               450,000
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                                1,100,000               940,500
Comcast Corp.,
5.500%, 3/15/2011                                                                 3,000,000             3,170,862
CSC Holdings, Inc.,
7.875%, 2/15/2018                                                                 1,550,000             1,674,000
NTL Cable Plc,
9.750%, 4/15/2014, 144A                                            GBP            5,605,000            11,467,671
Shaw Comunications, Inc.,
7.500%, 11/20/2013                                                 CAD              930,000               835,965
                                                                                                   --------------
                                                                                                       38,221,323
                                                                                                   --------------

METALS & MINING - 0.5%
AK Steel Corp.,
7.750%, 6/15/2012                                                  USD            4,480,000             4,614,400
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                                10,730,000            11,293,325
                                                                                                   --------------
                                                                                                       15,907,725
                                                                                                   --------------

NON-CAPTIVE DIVERSIFIED - 1.1%
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                                  SGD            4,250,000             2,560,625
General Electric Capital Corp.,
6.125%, 5/17/2012                                                  GBP           14,715,000            30,058,978
                                                                                                   --------------
                                                                                                       32,619,603
                                                                                                   --------------

PACKAGING - 0.1%
Owens-Illinois, Inc.,
7.800%, 5/15/2018                                                  USD            4,315,000             4,487,600
                                                                                                   --------------

PAPER - 1.4%
Abitibi-Consolidated, Inc.,
7.500%, 4/01/2028                                                                 1,500,000             1,333,125
Fort James Corp.,
7.750%, 11/15/2023                                                                2,500,000             2,887,500
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028                                                                 5,165,000             5,526,550
Georgia-Pacific Group,
7.375%, 12/01/2025                                                               15,885,000            17,354,363
Georgia-Pacific Group,
7.750%, 11/15/2029                                                               13,855,000            15,517,600
International Paper Co.,
4.250%, 1/15/2009                                                                 2,000,000             2,007,324
                                                                                                   --------------
                                                                                                       44,626,462
                                                                                                   --------------

PHARMACEUTICALS - 0.4%
Pharma Services Intermediate Holding Corp.,
Zero Coupon Bond, 4/01/2014,
(step to 11.500% on 4/01/09), 144A (e)                                           17,500,000            12,425,000
                                                                                                   --------------

PIPELINES - 2.0%
Coastal Corp.,
6.375%, 2/01/2009                                                                 2,350,000             2,341,188
Coastal Corp.,
6.950%, 6/01/2028                                                                 8,279,000             7,264,822
El Paso Corp.,
7.000%, 5/15/2011                                                                   440,000               444,950
El Paso Corp.,
7.750%, 1/15/2032                                                                 1,500,000             1,436,250
El Paso Energy,
7.800%, 8/01/2031                                                                 1,000,000               960,000
KN Capital Trust,
7.630%, 4/15/2028                                                                15,750,000            17,614,800
Southern Natural Gas Co.,
7.350%, 2/15/2031                                                                 1,500,000             1,556,250
Tennessee Gas Pipeline Co.,
7.000%, 10/15/2028                                                               14,625,000            14,661,562
Tennessee Gas Pipeline Co.,
7.500%, 4/01/2017                                                                 1,700,000             1,874,250
Williams Cos., Inc.,
7.500%, 1/15/2031                                                                13,985,000            14,474,475
                                                                                                   --------------
                                                                                                       62,628,547
                                                                                                   --------------

RAILROADS - 0.4%
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                                 7,346,000             5,546,230
TFM SA de CV,
11.750%, 6/15/2009                                                                5,475,000             5,577,656
                                                                                                   --------------
                                                                                                       11,123,886
                                                                                                   --------------

REAL ESTATE INVESTMENT TRUSTS - 1.6%
AMB Property Corp.,
7.500%, 6/30/2018                                                                 7,500,000             8,620,530
First Industrial LP,
7.500%, 12/01/2017                                                                8,400,000             9,553,051

First Industrial LP,
7.600%, 7/15/2028                                                                15,250,000            17,165,187
Health Care Property Investors, Inc.,
6.000%, 3/01/2015                                                                   500,000               530,544
Highwoods Realty LP,
7.500%, 4/15/2018                                                                 5,640,000             6,048,669
Spieker Properties, Inc.,
7.500%, 10/01/2027                                                                2,098,000             2,374,254
TriNet Corporate Realty Trust, Inc.,
7.700%, 7/15/2017                                                                 5,000,000             5,766,020
                                                                                                   --------------
                                                                                                       50,058,255
                                                                                                   --------------

RESTAURANTS - 0.1%
McDonald's Corp.,
3.627%, 10/10/2010                                                 SGD            3,750,000             2,399,003
                                                                                                   --------------

RETAILERS - 1.3%
Dillard's, Inc.,
6.625%, 1/15/2018                                                  USD            1,920,000             1,876,800
Dillard's, Inc.,
7.000%, 12/01/2028                                                                3,125,000             3,015,625
Dillard's, Inc.,
7.750%, 7/15/2026                                                                 7,182,000             7,253,820
Dillard's, Inc.,
7.750%, 5/15/2027                                                                 1,000,000             1,032,500
J.C. Penney Co., Inc.,
6.875%, 10/15/2015                                                                  720,000               779,400
J.C. Penney Co., Inc.,
7.125%, 11/15/2023                                                                3,386,000             3,606,090
J.C. Penney Co., Inc.,
7.650%, 8/15/2016                                                                 2,620,000             2,999,900
J.C. Penney Co., Inc.,
7.950%, 4/01/2017                                                                 3,500,000             4,095,000
Wal Mart Stores, Inc.,
4.750%, 1/29/2013                                                  GBP            4,945,000             9,313,924
Woolworth Corp.,
8.500%, 1/15/2022                                                  USD            4,475,000             4,922,500
                                                                                                   --------------
                                                                                                       38,895,559
                                                                                                   --------------

SOVEREIGNS - 15.9%
Bangko Sentral Pilipinas,
8.600%, 6/15/2027                                                                 4,060,000             3,532,200
Canadian Government,
4.250%, 9/01/2008                                                  CAD           69,120,000            59,183,514
Canadian Government,
4.500%, 9/01/2007                                                                69,350,000            59,686,707
Canadian Government,
6.000%, 9/01/2005                                                               104,590,000            89,069,041
Canadian Government, Series WH31,
6.000%, 6/01/2008                                                                52,500,000            47,405,949
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                                 MXN        1,076,400,000            93,039,508
Petroleos Mexicanos,
8.625%, 12/01/2023, 144A                                           USD            6,485,000             7,512,873
PF Export Receivables Master Trust,
6.436%, 6/01/2015, 144A                                                           2,541,818             2,526,339
Republic of Argentina,
8.875%, 3/01/2029 (d)                                                             1,000,000               256,080
Republic of Brazil,
8.250%, 1/20/2034                                                                37,005,000            36,024,368
Republic of Brazil,
8.875%, 4/15/2024                                                                32,625,000            33,766,875
Republic of Brazil,
10.125%, 5/15/2027                                                                6,181,000             7,037,068
Republic of Brazil C Bond,
8.000%, 4/15/2014                                                                 3,230,879             3,307,774
Republic of Dominican,
9.040%, 1/23/2013, 144A                                                           5,295,000             4,381,613
Republic of Peru,
4.500%, 3/07/2017 (f)                                                             3,075,000             2,859,750
Republic of South Africa,
12.500%, 12/21/2006                                                ZAR            5,690,000             1,093,649
Republic of Uruguay,
7.500%, 3/15/2015                                                  USD            4,356,000             4,257,990
Republic of Uruguay,
7.875%, 1/15/2033                                                                 4,986,633             4,425,637
Republic of Venezuela,
9.250%, 9/15/2027                                                                19,635,000            20,714,925

SP Powerassets Ltd.,
3.730%, 10/22/2010                                                 SGD            1,000,000               648,463
Tenaga Nasional Berhad,
7.500%, 11/01/2025, 144A                                           USD            6,915,000             8,116,066
United Mexican States,
8.375%, 1/14/2011                                                                 1,000,000             1,175,000
                                                                                                   --------------
                                                                                                      490,021,389
                                                                                                   --------------

SOVEREIGNS NON-CALLABLE - 3.2%
Government of Sweden,
6.500%, 5/05/2008,                                                 SEK          394,045,000            65,705,725
Government of Sweden,
5.250%, 3/15/2011,                                                               10,000,000             1,641,639
Kingdom of Norway,
5.500%, 5/15/2009                                                  NOK           84,935,000            15,265,648
Kingdom of Norway,
6.750%, 1/15/2007                                                                91,305,000            16,263,571
                                                                                                   --------------
                                                                                                       98,876,583
                                                                                                   --------------

SUPRANATIONAL - 5.6%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                                        BRL          297,000,000            58,941,529
International Bank for Reconstruction & Development,
Zero Coupon Bond, 8/20/2007                                        NZD          152,375,000            92,917,391
International Bank for Reconstruction & Development,
5.500%, 11/03/2008                                                                8,460,000             6,030,822
International Bank for Reconstruction & Development,
8.000%, 5/23/2007                                                                19,000,000            14,076,621
International Finance Corp.,
6.750%, 7/15/2009                                                                 1,010,000               740,670
                                                                                                   --------------
                                                                                                      172,707,033
                                                                                                   --------------

TAXABLE MUNICIPAL - 0.1%
Orange County, California Pension Obligation,
Zero Coupon Bond, 9/01/2016                                        USD            5,000,000             2,674,700
                                                                                                   --------------

TEXTILE - 0.1%
Kellwood Co.,
7.625%, 10/15/2017                                                                2,500,000             2,749,475
                                                                                                   --------------

TOBACCO - 0.4%
Altria Group, Inc.,
7.000%, 11/04/2013                                                               11,000,000            11,919,039
                                                                                                   --------------

TRANSPORTATION SERVICES - 2.4%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                                19,104,000            20,489,040
Atlas Air, Inc., Series 1999-1A,
6.880%, 7/02/2009                                                                 1,745,104             1,682,953
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                                18,605,034            18,129,118
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015                                                                12,196,472             9,000,921
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                                15,342,408            11,482,872
Atlas Air, Inc., Series 1999-1C,
8.770%, 1/02/2011                                                                   249,713               129,851
Atlas Air, Inc., Series 2000-1, Class A,
8.707%, 1/02/2019                                                                 2,581,039             2,609,405
Atlas Air, Inc.,
9.057%, 7/02/2017                                                                 2,753,358             2,395,421
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                                                 4,662,460             4,549,476
Bombardier Capital Funding LP,
6.750%, 5/14/2009                                                  GBP            1,000,000             1,815,979
Bombardier, Inc.,
7.350%, 12/22/2026                                                 CAD            3,250,000             2,170,593
                                                                                                   --------------
                                                                                                       74,455,629
                                                                                                   --------------

TREASURIES - 13.4%
U.S. Treasury Notes,
1.625%, 9/30/2005                                                  USD            2,325,000             2,307,834
U.S. Treasury Notes,
1.625%, 10/31/2005                                                               35,000,000            34,700,575
U.S. Treasury Notes,
1.625%, 2/28/2006                                                                75,000,000            73,983,375

U.S. Treasury Notes,
1.875%, 12/31/2005                                                               16,850,000            16,703,877
U.S. Treasury Notes,
2.375%, 8/15/2006                                                                 2,500,000             2,476,270
U.S. Treasury Notes,
2.500%, 5/31/2006                                                               217,600,000           216,350,541
U.S. Treasury Notes,
2.750%, 6/30/2006                                                                57,400,000            57,245,307
U.S. Treasury Notes,
6.500%, 10/15/2006                                                                9,000,000             9,539,298
                                                                                                   --------------
                                                                                                      413,307,077
                                                                                                   --------------

WIRELESS - 0.9%
Rogers Wireless, Inc.,
6.375%, 3/01/2014                                                                 1,895,000             1,876,050
Rogers Wireless, Inc.,
7.625%, 12/15/2011, 144A                                           CAD           28,500,000            24,756,280
                                                                                                   --------------
                                                                                                       26,632,330
                                                                                                   --------------

WIRELINES - 3.7%
Colt Telecom Group Plc,
7.625%, 12/15/2009                                                 EUR            1,500,000             1,991,114
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                                  USD           13,019,000            11,977,480
Philippine Long Distance Telephone Co.,
11.375%, 5/15/2012                                                                  925,000             1,061,438
Qwest Capital Funding, Inc.,
6.375%, 7/15/2008                                                                   919,000               905,215
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009                                                                 3,990,000             3,940,125
Qwest Capital Funding, Inc.,
7.250%, 2/15/2011                                                                   825,000               808,500
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                                                 5,170,000             4,614,225
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031                                                                14,185,000            12,376,413
Qwest Capital Funding, Inc.,
7.900%, 8/15/2010                                                                 2,000,000             2,020,000
Qwest Corp.,
7.250%, 9/15/2025                                                                 7,300,000             7,099,250
Sprint Capital Corp.,
6.875%, 11/15/2028                                                               11,075,000            12,124,766
Sprint Capital Corp.,
7.900%, 3/15/2005                                                                 1,100,000             1,111,903
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                               17,025,000            14,130,750
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                                50,385,000            41,063,775
                                                                                                   --------------
                                                                                                      115,224,954
                                                                                                   --------------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $2,485,894,179)                                                                    2,770,302,275
                                                                                                   --------------

CONVERTIBLE BONDS - 3.1%

ELECTRONICS - 0.7%
Amkor Technology, Inc.,
5.000%, 3/15/2007                                                                 2,500,000             2,356,250
Corning, Inc.,
3.500%, 11/01/2008                                                                6,100,000             7,403,875
Nortel Networks Corp.,
4.250%, 9/01/2008                                                                11,510,000            11,193,475
Richardson Electronics Ltd.,
7.250%, 12/15/2006                                                                  395,000               396,975
                                                                                                   --------------
                                                                                                       21,350,575
                                                                                                   --------------

INDEPENDENT/ENERGY - 0.2%
Devon Energy Corp.,
4.900%, 8/15/2008                                                                 1,400,000             1,538,250
Devon Energy Corp.,
4.950%, 8/15/2008                                                                 2,600,000             2,856,750
                                                                                                   --------------
                                                                                                        4,395,000
                                                                                                   --------------

INFORMATION/DATA TECHNOLOGY - 0.2%
Maxtor Corp.,
5.750%, 3/01/2012                                                                 7,295,000             6,291,938
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                                1,040,000               839,800
                                                                                                   --------------
                                                                                                        7,131,738
                                                                                                   --------------

MEDIA CABLE - 0.2%
Rogers Communications, Inc.,
2.000%, 11/26/2005                                                                6,775,000             6,656,437
                                                                                                   --------------

PHARMACEUTICALS - 0.5%
Nektar Therapeutics,
3.500%, 10/17/2007                                                                1,000,000               971,250
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                                1,375,000             1,330,313
Vertex Pharmaceuticals, Inc.,
5.750%, 2/15/2011, 144A                                                          12,578,000            12,688,057
                                                                                                   --------------
                                                                                                       14,989,620
                                                                                                   --------------

TEXTILE - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                                   230,000               219,075
                                                                                                   --------------

TOBACCO - 1.1%
Loews Corp.,
3.125%, 9/15/2007,                                                               35,029,000            34,415,992
                                                                                                   --------------

TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
8.000%, 8/15/2005 (d)                                                             1,000,000                   100
Preston Corp.,
7.000%, 5/01/2011                                                                   750,000               683,438
                                                                                                   --------------
                                                                                                          683,538
                                                                                                   --------------

WIRELESS - 0.1%
Nextel Communications, Inc.,
5.250%, 1/15/2010                                                                 3,505,000             3,588,244
                                                                                                   --------------

WIRELINES - 0.1%
Telus Corp.,
6.750%, 6/15/2010                                                  CAD            1,500,000             1,368,579
                                                                                                   --------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $86,746,341)                                                                          94,798,798
                                                                                                   --------------

TOTAL BONDS AND NOTES
(Identified Cost $2,572,640,520)                                                                    2,865,101,073
                                                                                                   --------------

                                                                                    SHARES
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0% OF TOTAL NET ASSETS

IT SERVICES - 0.0%
Covad Communications Group, Inc. (c)                                                  8,612                18,516
                                                                                                       ----------

TOTAL COMMON STOCKS
(Identified Cost $0)                                                                                       18,516
                                                                                                       ----------

PREFERRED STOCKS - 2.0% OF TOTAL NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%

CONSTRUCTION MACHINERY - 0.0%
United Rentals Trust, 6.500%                                                         14,000               603,750
                                                                                                       ----------

ELECTRIC - 0.1%
Central Maine Power Co., 3.500%                                                       2,230               139,375
Connecticut Light & Power Co., 1.900%                                                 2,925               100,181
Entergy Arkansas, Inc, 4.320%                                                           100                 7,081
Entergy Louisiana, Inc., 4.160%                                                       2,824               194,679
Entergy Mississippi, Inc., 4.360%                                                     5,000               361,250
Entergy New Orleans, Inc., 4.360%                                                       665                47,527
Entergy New Orleans, Inc., 4.750%                                                       200                15,569
MDU Resources Group, Inc., 5.100%                                                     3,100               310,097
PECO Energy Co., 3.800%                                                                 300                21,900
Public Service Co., 4.000%                                                              360                25,965
Southern California Edison Co., 4.320%                                               50,700               988,650
Southern California Edison Co., 4.780%                                               50,100             1,052,100
Xcel Energy, Inc., 3.600%                                                             1,100                70,400
                                                                                                       ----------
                                                                                                        3,334,774
                                                                                                       ----------

PIPELINES - 0.1%
El Paso Tennessee Pipeline Co., 8.250%                                               22,500             1,145,392
                                                                                                       ----------

TOTAL NON CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,021,771)                                                                            5,083,916
                                                                                                       ----------

CONVERTIBLE PREFERRED STOCKS - 1.8%

AUTOMOTIVE - 0.2%
Cummins Capital Trust I, 7.000%, (c)                                                 58,500             5,345,437
                                                                                                       ----------

CONSUMER PRODUCTS - 0.2%
Newell Financial Trust I, 5.250%                                                    130,000             6,093,750
                                                                                                       ----------

ELECTRIC UTILITIES - 0.0%
AES Trust III, 6.750%                                                                 6,350               313,373
CMS Energy Trust I, 7.75%                                                            10,000               478,750
                                                                                                       ----------
                                                                                                          792,123
                                                                                                       ----------

ELECTRONICS - 0.4%
Lucent Technologies Capital Trust, 7.750%                                             9,975            11,757,084
                                                                                                       ----------

LODGING - 0.1%
Host Marriott Financial Trust, 7.750%                                                60,500             3,395,562
                                                                                                       ----------

PACKAGING - 0.1%
Owens-Illinois, Inc., 4.750%                                                        114,600             4,641,300
                                                                                                       ----------

PIPELINES - 0.1%
Williams Cos., Inc., 5.500% (c)                                                      25,000             2,093,750
                                                                                                       ----------

WIRELINES - 0.7%
Philippine Long Distance Telephone Co., $3.50, GDS                                  448,725            22,167,015
                                                                                                       ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $39,738,658)                                                                          56,286,021
                                                                                                       ----------

TOTAL PREFERRED STOCKS
(Identified Cost $43,760,429)                                                                          61,369,937
                                                                                                       ----------

MUTUAL FUNDS - 0.2% OF TOTAL NET ASSETS

BOND MUTUAL FUNDS - 0.2%
High Income Opportunity Fund, Inc.                                                  114,625               770,280
Morgan Stanley Emerging Markets Debt Fund, Inc.                                     201,929             1,940,538
PIMCO Strategic Global Government Fund, Inc.                                         53,125               642,812
Senior High Income Portfolio, Inc.                                                  107,425               648,847
Templeton Emerging Markets Income Fund, Inc.                                         52,350               720,336
                                                                                                       ----------
                                                                                                        4,722,813
                                                                                                       ----------

TOTAL MUTUAL FUNDS
(Identified Cost $4,094,735)                                                                            4,722,813
                                                                                                       ----------

                                                                             PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.1% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp., dated 12/31/04                    $ 6,560,000             6,560,000
at 0.900% to be repurchased at $6,560,492 on 1/3/05
collateralized by $6,750,000 U.S. Treasury Note,
2.000% due 05/15/06 with a value of $6,692,099

Repurchase Agreement with State Street Corp., dated 12/31/04                     90,000,000            90,000,000
at 0.900% to be repurchased at $90,006,750 on 1/3/05
collateralized by $69,960,000 U.S. Treasury Bond,
7.250% due 08/15/22 with a value of $91,800,672
                                                                                                       96,560,000
                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $96,560,000)                                                                          96,560,000
                                                                                                  ---------------

TOTAL INVESTMENTS - 98.3%

(Identified Cost $2,717,055,684) (b)                                                                3,027,772,339
Other assets less liabilities -- 1.7%                                                                  51,894,837
                                                                                                  ---------------
TOTAL NET ASSETS -- 100%                                                                          $ 3,079,667,176
                                                                                                  ---------------

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $2,726,845,614 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                                             $ 308,524,710
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                                   (7,597,985)
                                                                                                      -------------
      Net unrealized appreciation                                                                     $ 300,926,725
                                                                                                      =============

(c)   Non-income producing security.

(d)   Non-income producing security due to default or bankruptcy filing.

(e) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(f)   Variable Rate Security. The rate as of December 31, 2004 is disclosed.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $178,004,449 or 5.78% of total net assets.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP:
Great British Pound; MXN: Mexican Peso; NOK: Norwegian Krone;NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar;
ZAR: South African Rand

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES FIXED INCOME FUND

                                                                        PRINCIPAL AMOUNT          VALUE (a)
------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.3% of total net assets

NON-CONVERTIBLE BONDS - 93.0%

AIRLINES - 2.1%
American Airlines, Inc.,
6.978%, 4/01/2011                                               USD            601,645          $    601,356
Continental Airlines, Inc.,
6.703%, 12/15/2022                                                             604,931               588,063
Continental Airlines, Inc.,
8.000%, 12/15/2005                                                             750,000               731,250
Continental Airlines, Inc., Series 1997-4A,
6.900%, 1/02/2018                                                              206,520               207,023
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                              930,403               903,705
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                            1,728,534             1,717,266
Continental Airlines, Inc., Series 2000-2,
7.707%, 10/02/2022                                                             411,890               410,723
Northwest Airlines Corp.,
7.875%, 3/15/2008                                                              325,000               264,875
Northwest Airlines, Inc.,
8.875%, 6/01/2006                                                              535,000               513,600
US Airways,
6.850%, 1/30/2018                                                            1,937,717             1,875,294
                                                                                                ------------
                                                                                                   7,813,155
                                                                                                ------------

ASSET-BACKED SECURITIES - 0.2%
Community Program Loan Trust, Series 1987-A, Class A5,
4.500%, 4/01/2029                                                              725,000               672,600
                                                                                                ------------

AUTOMOTIVE - 2.9%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                            2,350,000             2,397,000
Ford Motor Co.,
6.375%, 2/01/2029                                                              725,000               652,454
Ford Motor Co.,
6.625%, 10/01/2028                                                           3,650,000             3,404,530
Ford Motor Credit Co.,
7.250%, 2/22/2005                                               GBP          1,000,000             1,919,668
General Motors Acceptance Corp.,
5.625%, 5/15/2009                                               USD          1,500,000             1,500,054
General Motors Acceptance Corp.,
6.375%, 12/07/2007                                              GBP            300,000               572,565
General Motors Acceptance Corp.,
6.875%, 8/28/2012                                               USD            200,000               204,196
                                                                                                ------------
                                                                                                  10,650,467
                                                                                                ------------

BANKING - 2.0%
CIT Group, Inc.,
5.500%, 12/01/2014                                              GBP          2,000,000             3,835,560
Keycorp Capital II,
6.875%, 3/17/2029                                               USD          3,250,000             3,533,884
                                                                                                ------------
                                                                                                   7,369,444
                                                                                                ------------

BROKERAGE - 0.3%
Morgan Stanley,
5.375%, 11/14/2013                                              GBP            500,000               965,542
                                                                                                ------------

CHEMICALS - 0.8%
Borden, Inc.,
7.875%, 2/15/2023                                               USD          2,625,000             2,277,187
Borden, Inc.,
9.200%, 3/15/2021                                                              750,000               718,125
                                                                                                ------------
                                                                                                   2,995,312
                                                                                                ------------

CONSUMER PRODUCTS - 0.4%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                                            1,250,000             1,331,873
Hasbro, Inc.,
6.600%, 7/15/2028                                                               75,000                75,000
                                                                                                ------------
                                                                                                   1,406,873
                                                                                                ------------

ELECTRIC - 3.6%
AES Corp.,
7.750%, 3/01/2014                                                              480,000               520,800
AES Corp.,
8.875%, 11/01/2027                                                           1,300,000             1,381,250
AES Corp.,
9.375%, 9/15/2010                                                              100,000               116,250
Calpine Corp.,
7.875%, 4/01/2008                                                              550,000               448,250

Calpine Corp.,
8.500%, 2/15/2011                                                            1,116,000               850,950
Calpine Corp.,
8.750%, 7/15/2013, 144A                                                         15,000                12,375
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                            1,589,000             1,683,970
Empresa Nacional de Electricidad SA (Endesa-Chile),
8.350%, 8/01/2013                                                              500,000               579,381
Enersis SA,
7.400%, 12/01/2016                                                           4,000,000             4,375,936
Power Receivables Finance LLC,
6.290%, 1/01/2012, 144A                                                      1,434,846             1,510,104
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                            1,665,300             1,557,055
Tiverton Power Associates Ltd.,
9.000%, 7/15/2018, 144A                                                        456,952               365,562
                                                                                                ------------
                                                                                                  13,401,883
                                                                                                ------------

ELECTRONICS - 1.7%
Amkor Technology, Inc.,
7.125%, 3/15/2011                                                              625,000               587,500
Corning, Inc.,
6.200%, 3/15/2016                                                              250,000               250,632
Corning, Inc.,
6.850%, 3/01/2029                                                              250,000               236,634
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                            4,095,000             3,705,975
Lucent Technologies, Inc.,
6.500%, 1/15/2028                                                              200,000               180,500
Nortel Networks Corp.,
6.875%, 9/01/2023                                                              250,000               235,000
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                              150,000               148,500
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                                     1,158,000             1,307,623
                                                                                                ------------
                                                                                                   6,652,364
                                                                                                ------------

FOREIGN AGENCY - 0.5%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                                      1,472,000             1,512,480
Pemex Project Funding Master Trust,
8.625%, 2/01/2022                                                              250,000               290,875
                                                                                                ------------
                                                                                                   1,803,355
                                                                                                ------------

FOREIGN LOCAL GOVERNMENTS - 14.1%
Province of Alberta,
5.930%, 9/16/2016                                               CAD          1,233,422             1,116,724
Province of British Columbia,
Zero Coupon Bond, 8/23/2013                                                 11,700,000             6,484,597
Province of British Columbia,
5.250%, 12/01/2006                                                           1,615,000             1,399,801
Province of British Columbia,
6.000%, 6/09/2008                                                            1,000,000               900,446
Province of British Columbia,
6.250%, 12/01/2009                                                           7,025,000             6,474,543
Province of Manitoba,
5.750%, 6/02/2008                                                           14,515,000            12,962,089
Province of Ontario,
3.500%, 9/08/2006                                                              940,000               790,582
Province of Ontario,
5.900%, 3/08/2006                                                           18,885,000            16,300,281
Province of Saskatchewan,
5.500%, 6/02/2008                                                            6,960,000             6,171,531
                                                                                                ------------
                                                                                                  52,600,594
                                                                                                ------------

GOVERNMENT AGENCIES - 5.1%
Federal Home Loan Mortgage Corp.,
2.875%, 5/15/2007                                               USD          1,000,000               989,798
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                               SGD          1,500,000               948,675
Federal Home Loan Mortgage Corp.,
5.000%, 12/01/2031                                              USD            289,288               288,134
Federal National Mortgage Association,
Zero Coupon Bond, 10/29/2007                                    NZD         11,450,000             6,840,363
Federal National Mortgage Association,
2.290%, 2/19/2009                                               SGD         16,000,000             9,811,494
                                                                                                ------------
                                                                                                  18,878,464
                                                                                                ------------

HEALTHCARE - 2.1%
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                              USD          2,750,000             2,606,670
Columbia/HCA Healthcare Corp.,
7.580%, 9/15/2025                                                            2,100,000             2,110,576
Columbia/HCA Healthcare Corp.,
7.690%, 6/15/2025                                                            1,000,000             1,024,920
HCA, Inc.,
6.250%, 2/15/2013                                                            1,000,000             1,008,768
HCA, Inc.,
7.500%, 11/06/2033                                                           1,000,000             1,020,133
                                                                                                ------------
                                                                                                   7,771,067
                                                                                                ------------

HOME CONSTRUCTION - 0.3%
Pulte Corp.,
7.625%, 10/15/2017                                                             500,000               580,176
Pulte Homes, Inc.,
6.375%, 5/15/2033                                                              500,000               495,431
                                                                                                ------------
                                                                                                   1,075,607
                                                                                                ------------

INDEPENDENT/ENERGY - 0.4%
Chesapeake Energy Corp.,
6.375%, 6/15/2015, 144A                                                        150,000               154,125
Chesapeake Energy Corp.,
6.875%, 1/15/2016                                                              325,000               340,437
Pioneer Natural Resources Co.,
7.200%, 1/15/2028                                                            1,000,000             1,145,963
                                                                                                ------------
                                                                                                   1,640,525
                                                                                                ------------

INFORMATION/DATA TECHNOLOGY - 1.4%
Arrow Electronics, Inc.,
6.875%, 7/01/2013                                                            3,500,000             3,842,720
Xerox Capital Trust I,
8.000%, 2/01/2027                                                            1,200,000             1,248,000
                                                                                                ------------
                                                                                                   5,090,720
                                                                                                ------------

INTEGRATED/ENERGY - 1.6%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                                     4,650,000             4,644,187
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                                      1,425,000             1,423,219
                                                                                                ------------
                                                                                                   6,067,406
                                                                                                ------------

LIFE INSURANCE - 2.8%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                         SGD         17,000,000            10,423,390
                                                                                                ------------

MEDIA CABLE - 1.3%
Charter Communications Holdings LLC,
9.625%, 11/15/2009                                              USD          3,550,000             3,115,125
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                             500,000               427,500
NTL Cable Plc,
9.750%, 4/15/2014, 144A                                         GBP            250,000               511,493
TCI Communications, Inc.,
7.875%, 2/15/2026                                               USD            550,000               675,414
                                                                                                ------------
                                                                                                   4,729,532
                                                                                                ------------

METALS & MINING - 0.2%
AK Steel Corp.,
7.750%, 6/15/2012                                                              250,000               257,500
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                              520,000               547,300
                                                                                                ------------
                                                                                                     804,800
                                                                                                ------------

NON-CAPTIVE DIVERSIFIED - 0.6%
General Electric Capital Corp.,
1.725%, 6/27/2008                                               SGD            250,000               150,625
General Electric Capital Corp.,
6.125%, 5/17/2012                                               GBP          1,000,000             2,042,744
                                                                                                ------------
                                                                                                   2,193,369
                                                                                                ------------

PAPER - 3.6%
Arcel Finance Ltd.,
7.048%, 9/01/2011, 144A                                         USD          1,000,000             1,021,961
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028                                                            2,000,000             2,140,000
Georgia-Pacific Group,
7.375%, 12/01/2025                                                           3,000,000             3,277,500
Georgia-Pacific Group,
7.750%, 11/15/2029                                                           5,515,000             6,176,800
International Paper Co.,
4.250%, 1/15/2009                                                              700,000               702,564
Mead Corp.,
6.840%, 3/01/2037                                                              100,000               109,209
                                                                                                ------------
                                                                                                  13,428,034
                                                                                                ------------

PHARMACEUTICALS - 0.3%
Pharma Services Intermediate Holding Corp.,
Zero Coupon Bond, 4/01/2014                                                  1,500,000             1,065,000
                                                                                                ------------
(step to 11.500% on 4/01/09), 144A (e)

PIPELINES - 3.1%
Coastal Corp.,
6.375%, 2/01/2009                                                            1,330,000             1,325,012
Coastal Corp.,
6.950%, 6/01/2028                                                              600,000               526,500
El Paso Corp.,

7.000%, 5/15/2011                                                              750,000               758,438
El Paso Energy,
7.800%, 8/01/2031                                                              250,000               240,000
KN Capital Trust,
7.630%, 4/15/2028                                                            1,000,000             1,118,400
Southern Natural Gas Co.,
7.350%, 2/15/2031                                                            3,250,000             3,371,875
Tennessee Gas Pipeline Co.,
7.000%, 10/15/2028                                                           2,465,000             2,471,162
Tennessee Gas Pipeline Co.,
7.500%, 4/01/2017                                                              750,000               826,875
Williams Cos., Inc.,
7.500%, 1/15/2031                                                            1,000,000             1,035,000
                                                                                                ------------
                                                                                                  11,673,262
                                                                                                ------------

RAILROADS - 0.1%
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                              500,000               377,500
                                                                                                ------------

REAL ESTATE INVESTMENT TRUSTS - 3.8%
EOP Operating LP,
7.250%, 2/15/2018                                                            2,000,000             2,308,464
First Industrial LP,
7.500%, 12/01/2017                                                           3,000,000             3,411,804
First Industrial LP,
7.600%, 7/15/2028                                                            6,400,000             7,203,750
Highwoods Realty LP,
7.500%, 4/15/2018                                                              475,000               509,418
Spieker Properties, Inc.,
7.350%, 12/01/2017                                                             500,000               572,876
                                                                                                ------------
                                                                                                  14,006,312
                                                                                                ------------

REFINING - 0.3%
Merey Sweeny LP,
8.850%, 12/18/2019, 144A                                                       852,638             1,028,793
                                                                                                ------------

RESTAURANTS - 0.2%
McDonald's Corp.,
3.627%, 10/10/2010                                              SGD          1,000,000               639,734
                                                                                                ------------

RETAILERS - 1.2%
Dillard's, Inc.,
7.750%, 7/15/2026                                               USD          1,025,000             1,035,250
J.C. Penney Co., Inc.,
6.875%, 10/15/2015                                                             325,000               351,812
J.C. Penney Co., Inc.,
7.125%, 11/15/2023                                                           1,045,000             1,112,925
Woolworth Corp.,
8.500%, 1/15/2022                                                            1,855,000             2,040,500
                                                                                                ------------
                                                                                                   4,540,487
                                                                                                ------------

SOVEREIGNS - 15.8%
Bangko Sentral Pilipinas,
8.600%, 6/15/2027                                                            1,045,000               909,150
Canadian Government,
4.500%, 9/01/2007                                               CAD         16,520,000            14,218,088
Canadian Government,
6.000%, 9/01/2005                                                            6,235,000             5,309,738
Canadian Government, Series WH31,
6.000%, 6/01/2008                                                              800,000               722,376
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                              MXN        132,000,000            11,409,527
Petroleos Mexicanos,
8.625%, 12/01/2023, 144A                                        USD          1,400,000             1,621,900
Petroleos Mexicanos,
9.250%, 3/30/2018                                                              400,000               496,000
PF Export Receivables Master Trust,
6.436%, 6/01/2015, 144A                                                      2,118,182             2,105,282
Republic of Argentina,
8.875%, 3/01/2029 (d)                                                        1,500,000               384,120
Republic of Brazil,
8.250%, 1/20/2034                                                            7,370,000             7,174,695
Republic of Brazil,
10.125%, 5/15/2027                                                           4,877,000             5,552,464
Republic of Brazil,
11.000%, 8/17/2040                                                             575,000               682,238
Republic of Brazil C Bond,
8.000%, 4/15/2014                                                              417,787               427,730
Republic of Dominican,
9.040%, 1/23/2013, 144A                                                        200,000               165,500
Republic of South Africa,
12.500%, 12/21/2006                                             ZAR          3,020,000               580,461
Republic of Uruguay,
7.875%, 1/15/2033                                               USD          1,448,172             1,285,253
Republic of Venezuela,
9.250%, 9/15/2027                                                            4,250,000             4,483,750
SP Powerassets Ltd.,
3.730%, 10/22/2010                                              SGD            250,000               162,116

Tenaga Nasional Berhad,
7.500%, 11/01/2025, 144A                                        USD          1,040,000             1,220,638
                                                                                                ------------
                                                                                                  58,911,026
                                                                                                ------------

SOVEREIGNS NON-CALLABLE - 1.6%
Government of Sweden,
5.250%, 3/15/2011                                               SEK         10,000,000             1,641,638
Government of Sweden,
6.500%, 5/05/2008                                                            5,000,000               833,734
Kingdom of Norway,
5.500%, 5/15/2009                                               NOK         20,000,000             3,594,666
                                                                                                ------------
                                                                                                   6,070,038
                                                                                                ------------

SUPRANATIONAL - 10.2%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                                     BRL         30,000,000             5,953,690
International Bank for Reconstruction & Development,
Zero Coupon Bond, 8/20/2007                                     NZD         40,850,000            24,910,093
International Bank for Reconstruction & Development,
5.500%, 11/03/2008                                                           9,250,000             6,593,983
International Bank for Reconstruction & Development,
8.000%, 5/23/2007                                                            1,000,000               740,875
                                                                                                ------------
                                                                                                  38,198,641
                                                                                                ------------

TAXABLE MUNICIPAL - 0.3%
Orange County, California Pension Obligation,
Zero Coupon Bond, 9/01/2016                                     USD          2,000,000             1,069,880
                                                                                                ------------

TEXTILE - 0.7%
Kellwood Co.,
7.625%, 10/15/2017                                                           2,500,000             2,749,475
                                                                                                ------------

TRANSPORTATION SERVICES - 1.6%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                            2,500,000             2,681,250
Atlas Air, Inc.,
9.057%, 7/02/2017                                                              394,351               343,085
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015                                                            1,326,184               978,716
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                            1,535,431             1,496,155
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                              642,982               481,233
                                                                                                ------------
                                                                                                   5,980,439
                                                                                                ------------

WIRELINES - 5.8%
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                                            3,914,000             3,600,880
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009                                                              825,000               814,687
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                                              350,000               312,375
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031                                                              775,000               676,188
Qwest Capital Funding, Inc.,
7.900%, 8/15/2010                                                               50,000                50,500
Sprint Capital Corp.,
6.875%, 11/15/2028                                                           5,835,000             6,388,082
Sprint Capital Corp.,
6.900%, 5/01/2019                                                            1,550,000             1,733,970
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                           2,575,000             2,137,250
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                            7,200,000             5,868,000
                                                                                                ------------
                                                                                                  21,581,932
                                                                                                ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $298,923,862)                                                                   346,327,022
                                                                                                ------------

CONVERTIBLE BONDS - 2.3%

ELECTRONICS - 1.1%
Amkor Technology, Inc.,
5.000%, 3/15/2007                                                              900,000               848,250
Corning, Inc.,
3.500%, 11/01/2008                                                           1,985,000             2,409,294
Nortel Networks Corp.,
4.250%, 9/01/2008                                                              400,000               389,000

Richardson Electronics Ltd.,
7.250%, 12/15/2006                                                             263,000               264,315
                                                                                                ------------
                                                                                                   3,910,859
                                                                                                ------------

INDEPENDENT/ENERGY - 0.9%
Devon Energy Corp.,
4.900%, 8/15/2008                                                            1,300,000             1,428,375
Devon Energy Corp.,
4.950%, 8/15/2008                                                            1,900,000             2,087,625
                                                                                                ------------
                                                                                                   3,516,000
                                                                                                ------------

INFORMATION/DATA TECHNOLOGY - 0.1%
Maxtor Corp.,
5.750%, 3/01/2012                                                              287,000               247,537
                                                                                                ------------

MEDIA CABLE - 0.1%
Rogers Communications, Inc.,
2.000%, 11/26/2005                                                             500,000               491,250
                                                                                                ------------

PHARMACEUTICALS - 0.1%
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                             200,000               193,500
                                                                                                ------------

TEXTILE - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                              119,000               113,348
                                                                                                ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $7,037,379)                                                                       8,472,494
                                                                                                ------------

TOTAL BONDS AND NOTES
(Identified Cost $305,961,241)                                                                   354,799,516
                                                                                                ------------

                                                                                SHARES
------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.1% OF TOTAL NET ASSETS

IT Services - 0.0%
Covad Communications Group, Inc., (c)                                            1,551                 3,335
                                                                                                   ---------

OIL & GAS - 0.1%
Pogo Producing Co.                                                               8,652               419,535
                                                                                                   ---------

TOTAL COMMON STOCKS
(Identified Cost $355,650)                                                                           422,870
                                                                                                   ---------

PREFERRED STOCKS - 2.2% OF TOTAL NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.7%

CONSTRUCTION MACHINERY - 0.1%
United Rentals Trust, 6.500%                                                     3,000               129,375
                                                                                                   ---------

ELECTRIC - 0.6%
Del Marva Power & Light Co., 4.000%                                                434                27,668
Entergy Louisiana, Inc., 4.440%                                                    830                61,083
Entergy New Orleans, Inc., 4.360%                                                   90                 6,432
Entergy New Orleans, Inc., 4.750%                                                2,876               223,879
MDU Resources Group, Inc., 5.100%                                                  720                72,023
Pacific Gas & Electric Co., 5.000%                                              19,100               424,975
Pacific Gas & Electric Co., 6.570%                                              29,750               763,087
Public Service Electric & Gas Co., 4.180%                                        1,950               149,662
Southern California Edison Co., 4.320%                                             500                 9,750
Union Electric Co., 4.500%                                                       6,500               516,750
Xcel Energy, Inc., 4.110%                                                          100                 7,565
                                                                                                   ---------
                                                                                                   2,262,874
                                                                                                   ---------
TOTAL NON CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,641,696)                                                                       2,392,249
                                                                                                   ---------

CONVERTIBLE PREFERRED STOCKS - 1.5%

CONSUMER PRODUCTS - 0.3%
Newell Financial Trust I, 5.250%                                                22,500             1,054,688
                                                                                                   ---------

ELECTRIC UTILITIES - 0.0%
AES Trust III, 6.750%                                                            1,000                49,350
                                                                                                   ---------

ELECTRONICS - 0.5%
Lucent Technologies Capital Trust, 7.750%                                        1,500             1,767,982
                                                                                                   ---------

LODGING - 0.1%
Host Marriott Financial Trust, 7.750%                                            5,000               280,625
                                                                                                   ---------

PACKAGING - 0.0%
Owens-Illinois, Inc., 4.750%                                                     4,250               172,125
                                                                                                   ---------

WIRELINES - 0.6%
Philippine Long Distance Telephone Co., $3.50, GDS                              47,750             2,358,850
                                                                                                   ---------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,019,996)                                                                       5,683,620
                                                                                                   ---------

TOTAL PREFERRED STOCKS
(Identified Cost $5,661,692)                                                                       8,075,869
                                                                                                   ---------

                                                                        PRINCIPAL AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp., dated 12/31/04               $ 4,664,000             4,664,000
                                                                                                ------------
at 0.900% to be repurchased at $4,664,350 on 1/3/05
collateralized by $4,800,000 U.S. Treasury Note,
1.875% due 12/31/05 with a value of $4,758,826

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $4,664,000)                                                                       4,664,000
                                                                                                ------------

TOTAL INVESTMENTS - 98.8%
(Identified Cost $316,642,583) (b)                                                               367,962,255
Other assets less liabilities -- 1.2%                                                              4,492,244
                                                                                                ------------
TOTAL NET ASSETS -- 100%                                                                        $372,454,499
                                                                                                ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $317,753,337 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                                                    $51,770,544
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                                        (1,561,626)
                                                                                                             -----------
      Net unrealized appreciation                                                                            $50,208,918
                                                                                                             ===========

(c)   Non-income producing security.

(d)   Non-income producing security due to default or bankruptcy filing.

(e) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $30,093,632 or 8.08% total of net assets.

GDS Global Depository Share is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; MXN: Mexican Peso; NOK: Norwegian Krone;NZD: New Zealand Dollar;
SEK: Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar; ZAR: South African Rand

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES GLOBAL BOND FUND

                                                                           PRINCIPAL
                                                                             AMOUNT         VALUE (a)
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 93.6% OF TOTAL NET ASSETS

AUSTRALIA - 2.6%
Queensland Treasury Corp.,
6.000%, 7/14/2009                                                AUD        13,125,000    $  10,517,584
Queensland Treasury Corp.,
8.000%, 9/14/2007                                                           17,965,000       14,972,331
                                                                                          -------------
                                                                                             25,489,915
                                                                                          -------------
AUSTRIA - 1.1%
Republic of Austria,
4.500%, 9/28/2005                                                JPY       160,000,000        1,607,113
Republic of Austria,
5.000%, 7/15/2012, 144A                                          EUR         3,360,000        5,021,659
Republic of Austria,
5.500%, 3/03/2005                                                CHF         4,670,000        4,123,877
                                                                                          -------------
                                                                                             10,752,649
                                                                                          -------------
BELGIUM - 3.8%
Kingdom of Belgium,
3.750%, 3/28/2009                                                EUR        26,100,000       36,463,214
                                                                                          -------------
BRAZIL - 1.1%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013                                                USD         2,500,000        2,912,500
Republic of Brazil,
8.250%, 1/20/2034                                                            4,200,000        4,088,700
Republic of Brazil C Bond,
8.000%, 4/15/2014                                                            3,860,467        3,952,346
                                                                                          -------------
                                                                                             10,953,546
                                                                                          -------------
CANADA - 4.3%
Abitibi-Consolidated, Inc.,
7.750%, 6/15/2011                                                            2,625,000        2,756,250
Avenor, Inc.,
10.850%, 11/30/2014                                              CAD         4,375,000        4,366,579
Canadian Government,
0.700%, 3/20/2006                                                JPY       243,000,000        2,380,679
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, 144A                                          CAD         3,700,000        3,165,294
Government of Quebec,
5.625%, 6/21/2011                                                EUR         3,500,000        5,331,844
Province of Ontario,
5.700%, 12/01/2008                                               CAD        10,955,000        9,813,723
Province of Ontario,
6.250%, 12/03/2008                                               NZD         6,025,000        4,278,153
Rogers Wireless, Inc.,
6.375%, 3/01/2014                                                USD         1,855,000        1,836,450
Rogers Wireless, Inc.,
7.625%, 12/15/2011, 144A                                         CAD         3,410,000        2,962,067
Shaw Comunications, Inc.,
7.500%, 11/20/2013                                                           3,875,000        3,483,190
Teck Cominco Ltd.,
7.000%, 9/15/2012                                                USD           927,000        1,027,460
                                                                                          -------------
                                                                                             41,401,689
                                                                                          -------------
CAYMAN ISLAND - 0.7%
Arcel Finance Ltd.,
7.048%, 9/01/2011, 144A                                                      3,110,000        3,178,299
Enersis SA,
7.400%, 12/01/2016                                                             400,000          437,593

Hutchison Whampoa International Ltd.,
7.450%, 11/24/2033, 144A                                                     1,575,000        1,745,711
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                            1,320,000        1,389,300
                                                                                          -------------
                                                                                              6,750,903
                                                                                          -------------
CHILE - 0.4%
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                            2,900,000        3,073,324
Empresa Nacional de Electricidad SA (Endesa-Chile),
8.350%, 8/01/2013                                                              450,000          521,443
                                                                                          -------------
                                                                                              3,594,767
                                                                                          -------------
COLOMBIA - 0.6%
Bavaria S.A.,
8.875%, 11/01/2010, 144A                                                     2,440,000        2,635,200
Republic of Colombia,
8.125%, 5/21/2024                                                            2,000,000        1,940,000
Republic of Columbia,
11.750%, 3/01/2010                                               COP     3,775,000,000        1,599,220
                                                                                          -------------
                                                                                              6,174,420
                                                                                          -------------
DENMARK - 1.4%
Hypothekenbank in Essen AG,
5.250%, 1/22/2008                                                EUR         5,455,000        7,907,489
Kingdom of Denmark,
4.000%, 8/15/2008                                                DKK        32,000,000        6,043,876
                                                                                          -------------
                                                                                             13,951,365
                                                                                          -------------
FINLAND - 1.7%
Republic of Finland,
5.000%, 7/04/2007                                                EUR        11,720,000       16,778,119
                                                                                          -------------
FRANCE - 2.2%
Dexia Municipal Agency,
5.500%, 4/25/2006                                                           14,875,000       20,960,960
                                                                                          -------------
GERMANY - 10.9%
Bundesobligation,
4.000%, 2/16/2007                                                           23,275,000       32,461,860
Eurohypo AG - Europaeische Hypothekenbank der Deutschen Bank,
4.000%, 2/01/2007                                                            3,465,000        4,827,064
Kreditanstalt Wiederauf,
5.250%, 1/04/2010                                                            8,925,000       13,274,191
Munchener Hypothekenbank eG,
5.000%, 1/16/2012                                                            8,435,000       12,539,630
Republic of Germany,
3.250%, 4/17/2009                                                           31,270,000       42,858,426
                                                                                          -------------
                                                                                            105,961,171
                                                                                          -------------
HONG KONG - 0.3%
Bangkok Bank PLC/Hong Kong,
9.025%, 3/15/2029, 144A                                          USD         2,500,000        3,017,432
                                                                                          -------------
IRELAND - 1.7%
Depfa ACS Bank,
0.750%, 9/22/2008                                                JPY       320,000,000        3,153,987
Republic of Ireland,
4.600%, 4/18/2016                                                EUR         9,195,000       13,420,356
                                                                                          -------------
                                                                                             16,574,343
                                                                                          -------------
ITALY - 4.2%
Republic of Italy,
0.375%, 10/10/2006                                               JPY     4,232,000,000       41,309,549
                                                                                          -------------

MEXICO - 2.4%
America Movil SA de CV,
4.125%, 3/01/2009                                                USD         3,385,000        3,334,689
Government of Mexico,
6.750%, 6/06/2006                                                JPY       924,000,000        9,786,174
Innova S de RL,
9.375%, 9/19/2013                                                USD         1,265,000        1,438,938
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                               MXN        51,500,000        4,451,444
United Mexican States,
2.600%, 5/10/2005                                                JPY       250,000,000        2,451,958
United Mexican States,
5.375%, 6/10/2013                                                EUR           800,000        1,138,538
United Mexican States,
8.375%, 1/14/2011                                                USD           750,000          881,250
                                                                                          -------------
                                                                                             23,482,991
                                                                                          -------------
NETHERLANDS - 3.0%
Deutsche Telekom AG,
5.250%, 5/20/2008                                                EUR         1,675,000        2,416,258
Diageo Capital BV,
3.875%, 1/06/2009                                                            1,545,000        2,139,281
E. On International Finance, Series EMTN,
5.750%, 5/29/2009                                                              965,000        1,441,825
Kingdom of Netherlands,
5.500%, 1/15/2028                                                            8,305,000       13,359,916
Olivetti Finance NV,
6.875%, 1/24/2013                                                            2,490,000        3,980,593
RWE Finance B.V.,
6.125%, 10/26/2012                                                           1,410,000        2,209,801
Volkswagen International Finance NV,
4.875%, 5/22/2013                                                            2,500,000        3,496,891
                                                                                          -------------
                                                                                             29,044,565
                                                                                          -------------
NORWAY - 0.8%
Eksportfinans ASA,
2.500%, 12/28/2005                                               CHF         4,030,000        3,582,772
Kingdom of Norway,
5.500%, 5/15/2009                                                NOK        25,665,000        4,612,855
                                                                                          -------------
                                                                                              8,195,627
                                                                                          -------------
POLAND - 1.2%
Republic of Poland, Series 2BR,
1.020%, 6/09/2009                                                JPY     1,200,000,000       11,810,265
                                                                                          -------------
SINGAPORE - 2.9%
Government of Singapore,
3.625%, 7/01/2011                                                SGD        18,075,000       12,000,093
Government of Singapore,
4.625%, 7/01/2010                                                           17,610,000       12,165,838
Singapore Telecommunications Ltd.,
6.000%, 11/21/2011                                               EUR         1,395,000        2,134,353
SP Powerassets Ltd.,
3.730%, 10/22/2010                                               SGD         2,340,000        1,517,404
                                                                                          -------------
                                                                                             27,817,688
                                                                                          -------------
SOUTH AFRICA - 0.1%
Republic of South Africa,
5.250%, 5/16/2013                                                EUR           800,000        1,148,616
                                                                                          -------------
SOUTH KOREA - 0.1%
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                         USD           500,000          564,604
                                                                                          -------------

SPAIN - 2.7%
Government of Spain,
3.600%, 1/31/2009                                                EUR        14,900,000       20,705,345
Kingdom of Spain,
4.750%, 3/14/2005                                                JPY       520,000,000        5,104,480
                                                                                          -------------
                                                                                             25,809,825
                                                                                          -------------
SUPRANATIONAL - 1.3%
European Investment Bank,
2.125%, 9/20/2007                                                          240,000,000        2,456,582
European Investment Bank,
3.000%, 9/20/2006                                                          375,000,000        3,824,672
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                                      BRL        27,100,000        5,378,166
Nordic Investment Bank,
5.250%, 4/20/2006                                                SEK         6,000,000          932,795
                                                                                          -------------
                                                                                             12,592,215
                                                                                          -------------
SWEDEN - 4.2%
Government of Sweden,
5.250%, 3/15/2011                                                           85,675,000       14,064,739
Government of Sweden,
6.500%, 5/05/2008                                                          133,370,000       22,239,015
Stena AB,
7.000%, 12/01/2016, 144A                                         USD         2,610,000        2,583,900
Stena AB,
7.500%, 11/01/2013                                                           1,400,000        1,466,500
Volvo Treasury AB,
6.000%, 2/09/2007                                                EUR           620,000          892,969
                                                                                          -------------
                                                                                             41,247,123
                                                                                          -------------
THAILAND - 0.1%
Thai Farmers Bank Plc,
8.250%, 8/21/2016, 144A                                          USD           555,000          669,998
                                                                                          -------------
UNITED KINGDOM - 7.3%
MBNA Europe Funding Plc,
6.500%, 3/27/2007                                                EUR         2,695,000        3,928,568
NGG Finance Plc,
6.125%, 8/23/2011                                                            1,325,000        2,039,468
Pearson Plc,
6.125%, 2/01/2007                                                              640,000          922,613
Permanent Finance Plc,
5.100%, 6/10/2009                                                            3,011,000        4,294,553
Scottish Power UK Plc, Series EMTN,
6.625%, 1/14/2010                                                GBP         1,860,000        3,802,620
Standard Chartered Bank,
6.750%, 4/27/2009                                                              800,000        1,633,539
United Kingdom Treasury,
5.000%, 3/07/2012                                                           14,335,000       28,276,730
United Kingdom Treasury,
5.000%, 3/07/2025                                                            5,520,000       11,264,109
United Kingdom Treasury,
6.250%, 11/25/2010                                                           5,995,000       12,526,182
WPP Group Plc,
6.000%, 6/18/2008                                                EUR         1,465,000        2,155,166
                                                                                          -------------
                                                                                             70,843,548
                                                                                          -------------
UNITED STATES - 30.2%
Agco Corp.,
6.875%, 4/15/2014                                                            3,115,000        4,472,422
American Standard, Inc.,
7.125%, 6/01/2006                                                              325,000          465,524
American Standard, Inc.,
8.250%, 6/01/2009                                                GBP           325,000          691,414
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                          SGD        16,300,000        9,994,192

CIT Group, Inc.,
5.500%, 12/01/2014                                               GBP         1,940,000        3,720,493
Citi Credit Card Issuance Trust,
5.375%, 4/10/2013                                                EUR         4,068,000        6,068,300
Corning, Inc.,
5.900%, 3/15/2014                                                USD         1,675,000        1,678,715
Corning, Inc.,
6.750%, 9/15/2013                                                              400,000          424,917
Couche-Tard US/Finance,
7.500%, 12/15/2013                                                           3,500,000        3,753,750
EOP Operating LP,
4.650%, 10/01/2010                                                           6,955,000        6,986,784
Equistar Chemicals, LP,
6.500%, 2/15/2006                                                            2,590,000        2,674,175
Federal Farm Credit Bank,
2.125%, 7/17/2006                                                           10,000,000        9,847,420
Federal Farm Credit Bank,
3.375%, 7/15/2008                                                           16,120,000       15,985,205
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                                SGD         4,500,000        2,846,024
Federal National Mortgage Association,
1.750%, 3/26/2008                                                JPY     1,670,000,000       16,982,036
Federal National Mortgage Association,
2.125%, 10/09/2007                                                         170,000,000        1,738,547
Federal National Mortgage Association,
2.290%, 2/19/2009                                                SGD         9,300,000        5,702,931
First Industrial LP,
6.875%, 4/15/2012                                                USD         1,650,000        1,816,208
General Electric Capital Corp.,
0.100%, 12/20/2005                                               JPY     1,608,000,000       15,643,481
General Electric Capital Corp., Series EMTN,
1.400%, 11/02/2006                                                         713,000,000        7,086,009
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                                SGD         2,250,000        1,355,625
HCA, Inc.,
5.250%, 11/06/2008                                               USD         3,040,000        3,057,714
HCA, Inc.,
7.500%, 11/06/2033                                                           3,015,000        3,075,701
IMC Global, Inc., Series B,
10.875%, 6/01/2008                                                             440,000          528,000
John Deere Capital Corp.,
3.900%, 1/15/2008                                                            2,535,000        2,553,011
Lear Corp.,
8.125%, 4/01/2008                                                EUR         2,504,000        3,809,690
Lehman Brothers Holdings, Inc.,
4.000%, 1/22/2008                                                USD         2,175,000        2,190,010
Lubrizol Corp.,
4.625%, 10/01/2009                                                           3,675,000        3,669,329
McDonald's Corp.,
3.627%, 10/10/2010                                               SGD           500,000          319,867
Morgan Stanley,
5.375%, 11/14/2013                                               GBP         1,960,000        3,784,926
News America Holdings, Inc.,
8.625%, 2/07/2014                                                AUD         1,240,000          983,600
Pemex Project Funding Master Trust,
7.875%, 2/01/2009                                                USD         5,600,000        6,291,600
Phillips-Van Heusen Corp.,
7.250%, 2/15/2011                                                            1,000,000        1,050,000
Premcor Refining Group, Inc.,
6.750%, 2/01/2011                                                            2,010,000        2,165,775
Qwest Capital Funding, Inc.,
7.250%, 2/15/2011                                                            1,035,000        1,014,300
Qwest Corp,
7.875%, 9/01/2011, 144A                                                      1,500,000        1,627,500
Russell Corp.,
9.250%, 5/01/2010                                                            2,425,000        2,600,813
Smithfield Foods, Inc.,
7.000%, 8/01/2011                                                            2,985,000        3,186,488

U.S. Treasury Notes,
1.500%, 2/28/2005                                                           16,525,000       16,513,383
U.S. Treasury Notes,
1.875%, 12/31/2005, (c)                                                      9,000,000        8,921,952
U.S. Treasury Notes,
2.500%, 10/31/2006                                                          28,285,000       28,020,931
U.S. Treasury Notes,
2.625%, 11/15/2006                                                           8,600,000        8,536,506
U.S. Treasury Notes,
2.875%, 11/30/2006                                                           1,180,000        1,176,313
U.S. Treasury Notes,
5.750%, 11/15/2005                                                          14,350,000       14,717,719
U.S. Treasury Notes,
5.750%, 8/15/2010                                                           21,065,000       23,192,080
U.S. Treasury Notes,
6.875%, 5/15/2006                                                           21,880,000       23,038,109
Union Oil Company of California,
5.050%, 10/01/2012                                                           2,165,000        2,215,940
Union Pacific Corp.,
3.875%, 2/15/2009                                                            2,175,000        2,159,338
Valeant Pharmaceuticals International,
7.000%, 12/15/2011                                                           1,300,000        1,352,000
Williams Companies., Inc. (The),
7.875%, 9/01/2021                                                            1,955,000        2,179,825
                                                                                          -------------
                                                                                            293,866,592
                                                                                          -------------
VENEZUELA - 0.1%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                                     1,310,000        1,308,362
                                                                                          -------------
VIRGIN ISLANDS - 0.2%
First Citizens St. Lucia,
5.125%, 2/14/2011, 144A                                                      1,515,000        1,522,333
                                                                                          -------------
TOTAL BONDS AND NOTES
(Identified Cost $853,341,629)                                                              910,058,394
                                                                                          -------------
SHORT-TERM INVESTMENT - 4.5% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 12/31/04 at 0.900% to be repurchased
at $43,532,265 on 1/3/05 collateralized by
$30,115,000 U.S. Treasury Bond, 8.750%
due 8/15/20 with a value of $44,400,803                                    $43,529,000       43,529,000
                                                                                          -------------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $43,529,000)                                                                43,529,000
                                                                                          -------------
TOTAL INVESTMENTS - 98.1%
(Identified Cost $896,870,629) (b)                                                          953,587,394
Other assets less liabilities -- 1.9%                                                        18,245,675
                                                                                          -------------
TOTAL NET ASSETS -- 100%                                                                  $ 971,833,069
                                                                                          =============

(a) Debt securities for which market quotations are readily available (other than short term obligations with remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occuring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securites, such securities are fair valued pursuant to procedures approved by the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $900,694,153 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $ 54,828,775
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                       (1,935,534)
                                                                                          -------------
      Net unrealized appreciation                                                         $  52,893,241
                                                                                          =============

(c)   Treasury Inflation Protected Security (TIPS).

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $39,996,551 or 4.12% of total net assets.

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; CHF: Swiss Franc; COP: Colombian Peso; DKK: Danish Krone; EUR: Euro;
GBP: Great British Pound; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norweigan Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; USD:
United States Dollar

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES INFLATION PROTECTION SECURITIES FUND

                                                                                        PRINCIPAL AMOUNT                VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 104.5% OF TOTAL NET ASSETS

GOVERNMENT AGENCIES - 14.2%
Federal National Mortgage Association
4.500%, 30 year TBA (c)                                                                       435,000                 $  420,319
Federal National Mortgage Association
5.500%, 2/01/2034                                                                             370,005                    375,955
Federal National Mortgage Association
6.500%, 11/01/2031                                                                            199,651                    209,588
                                                                                                                      ----------
                                                                                                                       1,005,862
                                                                                                                      ----------
TREASURIES - 8.7%
U.S. Treasury Bills
0.608%, 1/13/2005 (d)                                                                         420,000                    419,795
U.S. Treasury Notes
5.000%, 2/15/2011                                                                             185,000                    196,801
                                                                                                                      ----------
                                                                                                                         616,596
                                                                                                                      ----------

TREASURY INFLATION PROTECTED SECURITIES - 81.6%
U.S Treasury Bonds
2.375%, 1/15/2025                                                                             303,774                    324,836
U.S. Treasury Bonds
3.375%, 4/15/2032                                                                             516,149                    683,030
U.S. Treasury Notes
0.875%, 4/15/2010                                                                             241,802                    239,450
U.S. Treasury Notes
1.875%, 7/15/2013                                                                             452,061                    465,022
U.S. Treasury Notes
2.000%, 1/15/2014                                                                             439,017                    454,382
U.S. Treasury Notes
2.000%, 7/15/2014                                                                             972,077                  1,002,910
U.S. Treasury Notes
3.000%, 7/15/2012                                                                             477,702                    533,067
U.S. Treasury Notes
3.375%, 1/15/2012                                                                             150,489                    171,299
U.S. Treasury Notes
3.500%, 1/15/2011                                                                             257,715                    292,688
U.S. Treasury Notes
3.625%, 1/15/2008                                                                             815,194                    887,956
U.S. Treasury Notes
3.875%, 1/15/2009                                                                             372,426                    417,422
U.S. Treasury Notes
4.250%, 1/15/2010                                                                             260,926                    302,664
                                                                                                                      ----------
                                                                                                                       5,774,726
                                                                                                                      ----------
TOTAL BONDS AND NOTES
(Identified Cost $7,381,022)                                                                                           7,397,184
                                                                                                                      ----------
TOTAL INVESTMENTS - 104.5%
(Identified Cost $7,381,022) (b)                                                                                       7,397,184
Other assets less liabilities -- (4.5)%                                                                                 (321,045)
                                                                                                                      ----------
TOTAL NET ASSETS -- 100%                                                                                              $7,076,139
                                                                                                                      ==========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $7,386,501 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost                                                                                          $      36,693
      Aggregate gross unrealized depreciation for all investments in which there is an excess tax cost
      over value                                                                                                   (26,010)
                                                                                                             -------------
      Net unrealized appreciation                                                                            $      10,683
                                                                                                             =============

(c)   TBA - To be announced

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

                                                         PRINCIPAL AMOUNT       VALUE (a)
-----------------------------------------------------------------------------------------
BONDS AND NOTES - 92.3% OF TOTAL NET ASSETS
NON-CONVERTIBLE BONDS - 90.7%

AIRLINES - 1.9%
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                          $   54,807          $   54,450
Continental Airlines, Inc., Series 1997-4B,
6.900%, 1/02/2017                                              80,685              68,369
Continental Airlines, Inc., Series 2001-1B,
7.373%, 6/15/2017                                              38,982              32,908
Northwest Airlines Corp., Series 992 B,
7.950%, 3/01/2015                                              26,682              22,395
                                                                               ----------
                                                                                  178,122
                                                                               ----------

AUTOMOTIVE - 4.0%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                             150,000             153,000
General Motors Acceptance Corp.,
3.189%, 3/20/2007 (d)                                         185,000             182,223
Navistar International Corp.,
7.500%, 6/15/2011                                              40,000              42,900
Tenneco Automotive, Inc.,
8.625%, 11/15/2014, 144A                                       10,000              10,400
                                                                               ----------
                                                                                  388,523
                                                                               ----------

CHEMICALS - 2.3%
Borden Chemical, Inc.,
7.875%, 2/15/2023                                              65,000              56,388
Borden Chemical, Inc.,
8.375%, 4/15/2016                                             175,000             169,750
                                                                               ----------
                                                                                  226,138
                                                                               ----------

CONSTRUCTION MACHINERY - 1.8%
Case Credit Corp.,
6.750%, 10/21/2007                                            100,000             102,000
Great Lakes Dredge & Dock Corp.,
7.750%, 12/15/2013                                             25,000              22,750
United Rentals North America, Inc.,
7.000%, 2/15/2014                                              55,000              51,425
                                                                               ----------
                                                                                  176,175
                                                                               ----------

CONSUMER CYCLICAL SERVICES - 0.3%
Alderwoods Group, Inc.,
7.750%, 9/15/2012, 144A                                        25,000              27,000
                                                                               ----------

CONSUMER PRODUCTS - 0.3%
Jostens IH Corp.,
7.625%, 10/01/2012, 144A                                       25,000              26,000
                                                                               ----------

ELECTRIC - 11.9%
AES Corp.,
7.750%, 3/01/2014                                             100,000             108,500
AES Corp.,
8.875%, 11/01/2027                                            120,000             127,500
Allegheny Energy Supply Co. LLC,
7.800%, 3/15/2011                                              40,000              43,600
Calpine Corp.,
8.500%, 2/15/2011                                             187,000             142,587
Edison Mission Energy,
7.730%, 6/15/2009                                             210,000             225,750
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                              45,000              47,690
Enersis SA,
7.375%, 1/15/2014                                              50,000              54,494
Enersis SA,
7.400%, 12/01/2016                                            175,000             191,447
TECO Energy, Inc.,
7.200%, 5/01/2011                                             125,000             136,875
Texas Genco LLC,
6.875%, 12/15/2014, 144A                                       65,000              67,194
                                                                               ----------
                                                                                1,145,637
                                                                               ----------

ELECTRONICS - 8.8%
Amkor Technology, Inc.,
7.750%, 5/15/2013                                              40,000              37,600
Amkor Technology, Inc.,
10.500%, 5/01/2009                                             25,000              25,000
Celestica, Inc.,
7.875%, 7/01/2011                                              40,000              42,900
Corning, Inc.,
5.900%, 3/15/2014                                             305,000             305,676
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                             385,000             348,425
Nortel Networks Corp.,
6.875%, 9/01/2023                                             100,000              94,000
                                                                               ----------
                                                                                  853,601
                                                                               ----------

FINANCIAL OTHER - 0.3%
Nalco Finance Holdings LLC,
Zero Coupon Bond, 2/01/2014
(step to 9.000% on 2/01/09) (c)                                43,000              31,820
                                                                               ----------

FOOD - 0.3%
Friendly Ice Cream Corp.,
8.375%, 6/15/2012                                              25,000              24,531
                                                                               ----------

HEALTHCARE - 0.2%
HCA, Inc.,
5.500%, 12/01/2009                                             20,000              20,007
                                                                               ----------

HOME CONSTRUCTION - 2.1%
Hovnanian K Enterprises, Inc.,
6.375%, 12/15/2014                                             90,000              90,225
Hovnanian K Enterprises, Inc.,
6.500%, 1/15/2014                                             115,000             115,863
                                                                               ----------
                                                                                  206,088
                                                                               ----------

INDEPENDENT/ENERGY - 2.4%
Chesapeake Energy Corp.,
6.375%, 6/15/2015, 144A                                        50,000              51,375
Chesapeake Energy Corp.,
6.875%, 1/15/2016                                             150,000             157,125
Swift Energy Co.,
7.625%, 7/15/2011                                              20,000              21,600
                                                                               ----------
                                                                                  230,100
                                                                               ----------

INTEGRATED/ENERGY - 1.7%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                       70,000              69,913
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                        95,000              94,881
                                                                               ----------
                                                                                  164,794
                                                                               ----------

LODGING - 2.3%
Host Marriott LP,
7.000%, 8/15/2012, 144A                                        65,000              68,737
Host Marriott LP,
7.125%, 11/01/2013                                            110,000             117,563
Louisiana Quinta Properties, Inc.,
7.000%, 8/15/2012                                              35,000              37,013
                                                                               ----------
                                                                                  223,313
                                                                               ----------

MEDIA CABLE - 4.4%
Charter Communications Holdings LLC,
9.625%, 11/15/2009                                            145,000             127,237
CSC Holdings, Inc.,
6.750%, 4/15/2012, 144A                                       215,000             221,450
Rogers Cable, Inc.,
5.500%, 3/15/2014                                              25,000              23,563
Rogers Cable, Inc.,
6.250%, 6/15/2013                                              50,000              50,125
                                                                               ----------
                                                                                  422,375
                                                                               ----------

MEDIA NONCABLE - 0.3%
Dex Media, Inc.,
8.000%, 11/15/2013                                             30,000              32,475
                                                                               ----------

METALS & MINING - 5.9%
AK Steel Corp.,
7.750%, 6/15/2012                                             150,000             154,500
Glencore Funding LLC,
6.000%, 4/15/2014, 144A                                       155,000             149,959
International Steel Group, Inc.,
6.500%, 4/15/2014                                              75,000              80,438
Vale Overseas Ltd.,
8.250%, 1/17/2034                                             175,000             184,187
                                                                               ----------
                                                                                  569,084
                                                                               ----------

OIL FIELD SERVICES - 1.4%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                        40,000              41,100
Pride International, Inc.,
7.375%, 7/15/2014                                              85,000              92,862
                                                                               ----------
                                                                                  133,962
                                                                               ----------

PACKAGING - 1.7%
Owens-Illinois, Inc.,
7.500%, 5/15/2010                                              80,000              84,900
Owens-Illinois, Inc.,
7.800%, 5/15/2018                                              55,000              57,200
Solo Cup Co.,
8.500%, 2/15/2014                                              20,000              20,800
                                                                               ----------
                                                                                  162,900
                                                                               ----------

PAPER - 6.3%
Abitibi-Consolidated, Inc.
6.000%, 6/20/2013                                              75,000              71,531
Abitibi-Consolidated, Inc.
7.500%, 4/01/2028                                             145,000             128,869
Boise Cascade LLC,
5.005%, 10/15/2012, 144A (d)                                   20,000              20,750
Bowater, Inc.,
6.500%, 6/15/2013                                             155,000             155,022
Georgia-Pacific Group,
7.375%, 12/01/2025                                            210,000             229,425
                                                                               ----------
                                                                                  605,597
                                                                               ----------

PHARMACEUTICALS - 0.9%
Pharma Services Intermediate Holding Corp.,
Zero Coupon Bond, 4/01/2014
(step to 11.500% on 4/01/09), 144A (c)                        125,000              88,750
                                                                               ----------

PIPELINES - 5.7%
Coastal Corp.,
6.950%, 6/01/2028                                              95,000              83,362
Southern Natural Gas Co.,
7.350%, 2/15/2031                                             100,000             103,750
Tennessee Gas Pipeline Co.,
7.000%, 10/15/2028                                             35,000              35,088
Williams Cos., Inc.,
7.500%, 1/15/2031                                             235,000             243,225
Williams Cos., Inc.,
7.750%, 6/15/2031                                              85,000              89,037
                                                                               ----------
                                                                                  554,462
                                                                               ----------

RETAILERS - 2.6%
Dillard's, Inc.,
6.625%, 1/15/2018                                             155,000             151,512
Dillard's, Inc.,
7.130%, 8/01/2018                                              25,000              25,188
Rite Aid Corp.,
6.875%, 8/15/2013                                              45,000              40,500
Rite Aid Corp.,
6.875%, 12/15/2028                                             50,000              38,250
                                                                               ----------
                                                                                  255,450
                                                                               ----------

SOVEREIGNS - 4.0%
Republic of Brazil,
8.250%, 1/20/2034                                             270,000             262,845
Republic of Brazil C Bond,
8.000%, 4/15/2014                                              27,853              28,516
Republic of Colombia,
8.125%, 5/21/2024                                             100,000              97,000
                                                                               ----------
                                                                                  388,361
                                                                               ----------

SUPERMARKETS - 0.5%
Couche-Tard US/Finance,
7.500%, 12/15/2013                                             40,000              42,900
                                                                               ----------

TECHNOLOGY - 3.0%
Xerox Capital Trust I,
8.000%, 2/01/2027                                             280,000             291,200
                                                                               ----------

TEXTILE - 0.5%
INVISTA,
9.250%, 5/01/2012, 144A                                        45,000              50,175
                                                                               ----------

TRANSPORTATION SERVICES - 1.4%
American President Cos. Ltd.,
8.000%, 1/15/2024                                              25,000              26,813
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                              21,542              21,020
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                              43,869              42,747
Stena AB,
7.500%, 11/01/2013                                             45,000              47,137
                                                                               ----------
                                                                                  137,717
                                                                               ----------

WIRELESS - 3.6%
American Tower Corp.
7.125%, 10/15/2012, 144A                                       45,000              46,012
MCI, Inc.
8.735%, 5/01/2014                                              45,000              48,375
Rogers Wireless, Inc.
6.375%, 3/01/2014                                             205,000             202,950
Rogers Wireless, Inc.
7.250%, 12/15/2012, 144A                                       50,000              53,000
                                                                               ----------
                                                                                  350,337
                                                                               ----------

WIRELINES - 7.9%
AT&T Corp.,
8.000%, 11/15/2031                                             45,000              53,719
Citizens Communications Co.,
9.000%, 8/15/2031                                              20,000              22,850
Citizens Utilities Company Delaware,
7.000%, 11/01/2025                                             15,000              13,500
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                             160,000             158,400
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                             150,000             138,000
Qwest Capital Funding, Inc.,
6.375%, 7/15/2008                                              25,000              24,625
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009                                             135,000             133,312
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                             140,000             124,950
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                             115,000              93,725
                                                                               ----------
                                                                                  763,081
                                                                               ----------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $8,131,751)                                                    8,770,675
                                                                               ----------

CONVERTIBLE BONDS - 1.6%

ELECTRONICS - 0.7%
Amkor Technology, Inc.,
5.000%, 3/15/2007                                              65,000              61,262
                                                                               ----------

PHARMACEUTICALS - 0.3%
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                             30,000              29,025
                                                                               ----------

TECHNOLOGY - 0.6%
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                             50,000              40,375
Maxtor Corp.,
5.750%, 3/01/2012                                              25,000              21,563
                                                                               ----------

                                                                               ----------
                                                                                   61,938
                                                                               ----------

TOTAL CONVERTIBLE BONDS
(Identified Cost $143,029)                                                        152,225
                                                                               ----------

TOTAL BONDS AND NOTES
(Identified Cost $8,274,780)                                                    8,922,900
                                                                               ----------

                                                             SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8% OF TOTAL NET ASSETS
CONVERTIBLE PREFERRED STOCKS - 0.8%

WIRELINES - 0.8%
Philippine Long Distance Telephone Co., $3.50, GDS              1,500              74,100
                                                                               ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $70,313)                                                          74,100
                                                                               ----------

                                                         PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.0% OF TOTAL NET ASSETS

Repurchase Agreement with State Street Corp., dated
12/31/04 at 0.900% to be repurchased at $577,043 on
1/3/05 collaterized by $540,000 U.S. Treasury Bond,
5.500% due 8/15/28 with a value of $593,325                $  577,000             577,000
                                                                               ----------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $577,000)                                                        577,000
                                                                               ----------

TOTAL INVESTMENTS - 99.1%
(Identified Cost $8,922,093) (b)                                                9,574,000
Other assets less liabilities -- 0.9%                                              90,825
                                                                               ----------
TOTAL NET ASSETS -- 100%                                                       $9,664,825
                                                                               ==========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $8,922,041 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost                                                                                           $ 661,524
      Aggregate gross unrealized depreciation for all investments in which there is an excess tax cost
      over value                                                                                                 (9,565)
                                                                                                              ---------
      Net unrealized appreciation                                                                             $ 651,959
                                                                                                              =========

(c) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(d)   Variable Rate Security. The rate as of December 31, 2004 is disclosed.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $1,086,696 or 11.24% of total net assets.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                                                                      PRINCIPAL AMOUNT     VALUE (a)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 86.5% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 80.4%

AIRLINES - 1.7%
American Airlines, Inc.,
6.978%, 4/01/2011                                                                USD         105,288       $   105,237
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                                            316,195           314,134
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                                            359,474           349,159
Continental Airlines, Inc., Series 2000-2A,
7.707%, 10/02/2022                                                                           494,268           492,868
Continental Airlines, Inc.,
8.000%, 12/15/2005                                                                           150,000           146,250
Continental Airlines, Inc., Series 00-2,
8.307%, 10/02/2019                                                                           203,031           177,504
Northwest Airlines Corp., Series 1999-2B,
7.950%, 3/01/2015                                                                            222,348           186,619
                                                                                                           -----------
                                                                                                             1,771,771
                                                                                                           -----------

AUTOMOTIVE - 0.4%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                                            350,000           357,000
                                                                                                           -----------

CHEMICALS - 4.8%
Borden, Inc.,
7.875%, 2/15/2023                                                                            999,000           866,633
Borden, Inc.,
9.200%, 3/15/2021                                                                          2,231,000         2,136,182
IMC Global, Inc.,
7.300%, 1/15/2028                                                                          1,405,000         1,447,150
IMC Global, Inc.,
7.375%, 8/01/2018                                                                            400,000           416,000
                                                                                                           -----------
                                                                                                             4,865,965
                                                                                                           -----------

CONSTRUCTION MACHINERY - 0.5%
Great Lakes Dredge & Dock Corp.,
7.750%, 12/15/2013                                                                           200,000           182,000
United Rentals North America, Inc.,
7.000%, 2/15/2014                                                                            395,000           369,325
                                                                                                           -----------
                                                                                                               551,325
                                                                                                           -----------

ELECTRIC - 8.2%
AES Corp.,
7.750%, 3/01/2014                                                                          1,185,000         1,285,725
AES Corp.,
8.375%, 3/01/2011                                                                GBP         405,000           822,797
AES Corp.,
8.875%, 2/15/2011                                                                USD         125,000           142,812
AES Corp.
8.875%, 11/01/2027                                                                           700,000           743,750
Calpine Canada Energy Finance,
8.750%, 10/15/2007                                                               CAD          10,000           348,456
Calpine Corp.,                                                                   USD          65,000            63,863
7.625%, 4/15/2006
Calpine Corp.,
7.750%, 4/15/2009                                                                            355,000           271,575
Calpine Corp.,
7.875%, 4/01/2008                                                                            350,000           285,250
Calpine Corp.,
8.500%, 2/15/2011                                                                          1,010,000           770,125
Calpine Corp.,
8.625%, 8/15/2010                                                                            200,000           153,000
Edison Mission Energy,
7.730%, 6/15/2009                                                                            775,000           833,125
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                                            225,000           238,448
Empresa Nacional de Electricidad SA (Endesa-Chile),
8.350%, 8/01/2013                                                                            125,000           144,845
Enersis SA,
7.375%, 1/15/2014                                                                          1,125,000         1,226,108

Enersis SA,
7.400%, 12/01/2016                                                                           500,000           546,992
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                                            457,500           427,763
                                                                                                           -----------
                                                                                                             8,304,634
                                                                                                           -----------

ELECTRONICS - 8.8%
Amkor Technology, Inc.,
7.125%, 3/15/2011                                                                            250,000           235,000
Amkor Technology, Inc.,
7.750%, 5/15/2013                                                                            775,000           728,500
Corning, Inc.,
5.900%, 3/15/2014                                                                            500,000           501,109
Corning, Inc.,
6.200%, 3/15/2016                                                                            400,000           401,011
Corning, Inc.,
6.750%, 9/15/2013                                                                            425,000           451,474
Corning, Inc.,
6.850%, 3/01/2029                                                                            701,000           663,522
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                                          3,415,000         3,090,575
Nortel Networks Corp.,
6.875%, 9/01/2023                                                                          1,000,000           940,000
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                                          1,975,000         1,955,250
                                                                                                           -----------
                                                                                                             8,966,441
                                                                                                           -----------

FOOD - 0.1%
Friendly Ice Cream Corp.,
8.375%, 6/15/2012                                                                            100,000            98,125
                                                                                                           -----------

GOVERNMENT AGENCIES - 1.4%
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                                                SGD         250,000           158,112
Federal National Mortgage Association,
2.290%, 2/19/2009                                                                          2,000,000         1,226,437
                                                                                                           -----------
                                                                                                             1,384,549
                                                                                                           -----------

INTEGRATED/ENERGY - 2.8%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                                         USD       1,450,000         1,448,188
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                                                    1,435,000         1,433,206
                                                                                                           -----------
                                                                                                             2,881,394
                                                                                                           -----------

LIFE INSURANCE - 2.2%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                                          SGD       3,700,000         2,268,620
                                                                                                           -----------

MEDIA CABLE - 3.7%
Charter Communications Holdings LLC,
9.625%, 11/15/2009                                                               USD       1,000,000           877,500
Charter Communications Holdings LLC,
10.000%, 4/01/2009                                                                           100,000            90,000
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                                           800,000           684,000
CSC Holdings, Inc.,
6.750%, 4/15/2012, 144A                                                                      500,000           515,000
Innova S de RL,
9.375%, 9/19/2013                                                                            200,000           227,500
NTL Cable Plc,
9.750%, 4/15/2014, 144A                                                          GBP         650,000         1,329,881
                                                                                                           -----------
                                                                                                             3,723,881
                                                                                                           -----------

METALS & MINING - 1.3%
AK Steel Corp.,
7.750%, 6/15/2012                                                                USD         800,000           824,000
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                                            500,000           526,250
                                                                                                           -----------
                                                                                                             1,350,250
                                                                                                           -----------

NON-CAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                                                SGD         750,000           451,875
                                                                                                           -----------

OIL FIELD SERVICES - 0.6%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                                          USD         600,000           616,500
                                                                                                           -----------

PACKAGING - 0.9%
Owens-Illinois, Inc.,
7.800%, 5/15/2018                                                                            650,000           676,000
Solo Cup Co.,
8.500%, 2/15/2014                                                                            250,000           260,000
                                                                                                           -----------
                                                                                                               936,000
                                                                                                           -----------

PAPER - 2.4%
Abitibi-Consolidated, Inc.,
5.250%, 6/20/2008                                                                            200,000           195,750
Abitibi-Consolidated, Inc.,
6.000%, 6/20/2013                                                                            250,000           238,437
Bowater, Inc.,
6.500%, 6/15/2013                                                                            250,000           250,036
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028                                                                            925,000           989,750
Georgia-Pacific Group,
7.750%, 11/15/2029                                                                           500,000           560,000
Pope & Talbot, Inc.,
8.375%, 6/01/2013                                                                            200,000           210,000
                                                                                                           -----------
                                                                                                             2,443,973
                                                                                                           -----------

PHARMACEUTICALS - 0.4%
Pharma Services Intermediate Holding Corp.,
Zero Coupon Bond, 4/01/2014
(step to 11.500% on 4/01/09), 144A (e)                                                       500,000           355,000
                                                                                                           -----------

PIPELINES - 6.3%
Coastal Corp.,
6.375%, 2/01/2009                                                                            485,000           483,181
El Paso Corp.,
7.000%, 5/15/2011                                                                EUR         690,000           697,763
El Paso Energy,
7.800%, 8/01/2031                                                                USD         500,000           480,000
Tennessee Gas Pipeline Co.,
7.000%, 10/15/2028                                                                           850,000           852,125
Williams Cos., Inc.,
7.500%, 1/15/2031                                                                          3,725,000         3,855,375
                                                                                                           -----------
                                                                                                             6,368,444
                                                                                                           -----------

RAILROADS - 0.4%
Missouri Pacific Railroad Co.,

4.750%, 1/01/2020                                                                             30,000            25,460
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                                            314,000           237,070
TFM SA de CV,
12.500%, 6/15/2012                                                                           125,000           145,937
                                                                                                           -----------
                                                                                                               408,467
                                                                                                           -----------

RESTAURANTS - 0.5%
McDonald's Corp.,
3.627%, 10/10/2010                                                               SGD         750,000           479,801
                                                                                                           -----------

RETAILERS - 3.8%
Dillard's, Inc.,
6.625%, 1/15/2018                                                                USD         500,000           488,750
Dillard's, Inc.,
7.000%, 12/01/2028                                                                           350,000           337,750
Dillard's, Inc.,
7.130%, 8/01/2018                                                                            500,000           503,750
Dillard's, Inc.,
7.750%, 7/15/2026                                                                          1,500,000         1,515,000
Woolworth Corp.,
8.500%, 1/15/2022                                                                            910,000         1,001,000
                                                                                                           -----------
                                                                                                             3,846,250
                                                                                                           -----------

SOVEREIGNS - 12.7%
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                                               MXN      36,500,000         3,154,907
Petroleos Mexicanos,
8.625%, 12/01/2023, 144A                                                         USD         275,000           318,588
Republic of Argentina,
8.875%, 3/01/2029 (d)                                                                        700,000           179,256
Republic of Brazil,
8.250%, 1/20/2034                                                                          2,525,000         2,458,087
Republic of Brazil,
10.125%, 5/15/2027                                                                           675,000           768,487
Republic of Brazil,
10.250%, 6/17/2013                                                                           700,000           823,900
Republic of Brazil C Bond,
8.000%, 4/15/2014                                                                             27,849            28,512
Republic of Dominican,
9.040%, 1/23/2013, 144A                                                                      710,000           587,525
Republic of Peru,
4.500%, 3/07/2017 (f)                                                                        275,000           255,750
Republic of South Africa,
12.500%, 12/21/2006                                                              ARZ         455,000            87,454
Republic of Uruguay,
7.500%, 3/15/2015                                                                USD       1,133,000         1,107,508
Republic of Uruguay,
7.875%, 1/15/2033                                                                          1,016,334           901,996
Republic of Venezuela,
9.250%, 9/15/2027                                                                          2,125,000         2,241,875
                                                                                                           -----------
                                                                                                            12,913,845
                                                                                                           -----------

SOVEREIGNS NON-CALLABLE - 0.7%
Kingdom of Norway,
6.750%, 1/15/2007                                                                NOK       3,955,000           704,479
                                                                                                           -----------

SUPRANATIONAL - 2.1%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                                                      BRL      11,000,000         2,183,020
                                                                                                           -----------

TECHNOLOGY - 2.3%
Xerox Capital Trust I,
8.000%, 2/01/2027                                                                USD       1,600,000         1,664,000
Xerox Corp.,
7.200%, 4/01/2016                                                                            640,000           684,800
                                                                                                           -----------
                                                                                                             2,348,800
                                                                                                           -----------

TRANSPORTATION SERVICES - 6.1%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                                          2,485,000         2,665,162
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                                            447,468           436,022
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015 (d)                                                                        397,855           293,615
Atlas Air, Inc., Series B,
7.680%, 1/02/2014 (d)                                                                      1,564,590         1,171,002
Atlas Air, Inc., Series 1999-1C,
8.770%, 1/02/2011 (d)                                                                        149,828            77,911
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019 (d)                                                                        947,830           924,861
Bombardier Capital Funding LP,
6.750%, 5/14/2009                                                                BPG          50,000            90,799
Bombardier, Inc.,
7.350%, 12/22/2026                                                               CAD         500,000           333,937
Bombardier, Inc.,
7.450%, 5/01/2034, 144A                                                          USD         250,000           213,125
                                                                                                           -----------
                                                                                                             6,206,434
                                                                                                           -----------

WIRELINES - 4.9%
AT&T Corp.,
6.500%, 3/15/2029                                                                            127,000           114,300
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                                                          1,100,000         1,012,000
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                                                            200,000           178,500
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031                                                                          1,400,000         1,221,500
Qwest Capital Funding, Inc.,
7.900%, 8/15/2010                                                                            800,000           808,000
Qwest Communications International, Inc., Series B,
7.250%, 11/01/2008                                                                            25,000            24,500

Qwest Corp.,
7.250%, 10/15/2035                                                                           225,000           213,750
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                                           894,000           742,020
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                                            775,000           631,625
                                                                                                           -----------
                                                                                                             4,946,195
                                                                                                           -----------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $68,831,880)                                                                               81,733,038
                                                                                                           -----------

CONVERTIBLE BONDS - 6.1%

ELECTRONICS - 2.0%
Amkor Technology, Inc.,
5.000%, 3/15/2007                                                                            705,000           664,462
Corning, Inc.,
3.500%, 11/01/2008                                                                           675,000           819,281
Nortel Networks Corp.,
4.250%, 9/01/2008                                                                            425,000           413,313
Richardson Electronics Ltd.,
7.250%, 12/15/2006                                                                           132,000           132,660
                                                                                                           -----------
                                                                                                             2,029,716
                                                                                                           -----------

PHARMACEUTICALS - 2.5%
Nektar Therapeutics,
3.500%, 10/17/2007                                                                           850,000           825,562
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                                           500,000           483,750
Vertex Pharmaceuticals, Inc.,
5.750%, 2/15/2011, 144A                                                                    1,200,000         1,210,500
                                                                                                           -----------
                                                                                                             2,519,812
                                                                                                           -----------

TECHNOLOGY - 1.6%
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                                           225,000           181,688
Maxtor Corp.,
5.750%, 3/01/2012                                                                          1,655,000         1,427,437
                                                                                                           -----------
                                                                                                             1,609,125
                                                                                                           -----------

TEXTILE - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                                             32,000            30,480
                                                                                                           -----------

TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
8.000%, 8/15/2005 (d)                                                                         75,000                 8
                                                                                                           -----------

TOTAL CONVERTIBLE BONDS
(Identified Cost $5,281,584)                                                                                 6,189,141
                                                                                                           -----------

TOTAL BONDS AND NOTES
(Identified Cost $74,113,464)                                                                               87,922,179
                                                                                                           -----------

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.0% OF TOTAL NET ASSETS

IT SERVICES - 0.0%

Covad Communications Group, Inc. (c)                                                           1,316            2,829
                                                                                                           -----------

METALS & MINING - 0.1%
Companhia Vale do Rio Doce, ADR                                                                5,450           158,104
                                                                                                           -----------

OIL & GAS - 0.2%
Pogo Producing Co.                                                                             4,148           201,137
                                                                                                           -----------

REAL ESTATE - 0.7%
Associated Estates Realty Corp.                                                               35,200           359,744
Developers Diversified Realty Corp.                                                            7,125           316,136
                                                                                                           -----------
                                                                                                               675,880
                                                                                                           -----------
TOTAL COMMON STOCKS
(Identified Cost $880,034)                                                                                   1,037,950
                                                                                                           -----------
PREFERRED STOCKS - 8.6% OF TOTAL NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.6%

CONSTRUCTION MACHINERY - 0.3%
United Rentals Trust, 6.500%                                                                   7,000           301,875
                                                                                                          ------------

ELECTRIC - 0.0%
Southern California Edison Co., 4.320%                                                         1,100            21,450
                                                                                                          ------------

PIPELINES - 0.3%
El Paso Tennessee Pipeline Co., 8.250%                                                         5,000           254,532
                                                                                                          ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $502,310)                                                                                     577,857
                                                                                                          ------------

CONVERTIBLE PREFERRED STOCKS - 8.0%

AUTOMOTIVE - 2.7%
Cummins Capital Trust I, 7.000% (c)                                                           29,500         2,695,562
                                                                                                          ------------

ELECTRIC UTILITIES - 0.0%
CMS Energy Trust I, 7.750%                                                                       500            23,938
                                                                                                          ------------

ELECTRONICS - 0.9%
Lucent Technologies Capital Trust, 7.750%                                                        800           942,924
                                                                                                          ------------

LODGING - 0.3%
Host Marriott Financial Trust, 7.750%                                                          6,000           336,750
                                                                                                          ------------

PACKAGING - 1.1%
Owens-Illinois, Inc., 4.750%                                                                  28,600         1,158,300
                                                                                                          ------------

WIRELINES - 3.0%
Philippine Long Distance Telephone Co., 3.500% GDS                                            61,950         3,060,330
                                                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,827,825)                                                                                 8,217,804
                                                                                                          ------------

TOTAL PREFERRED STOCKS
(Identified Cost $5,330,135)                                                                                 8,795,661
                                                                                                          ------------

                                                                                       PRINCIPAL AMOUNT
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp., dated 12/31/04                              $  497,000           497,000
at 0.900% to be repurchased at $497,037 on 1/3/05                                                          -----------
collateralized by $515,000 U.S. Treasury Note,
1.875% due 11/30/05 with a value of $511,845

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $497,000)                                                                                     497,000
                                                                                                          ------------

TOTAL INVESTMENTS - 96.6%
(Identified Cost $80,820,633) (b)                                                                           98,252,790
Other assets less liabilities -- 3.4%                                                                        3,467,623
                                                                                                          ------------
TOTAL NET ASSETS -- 100%                                                                                  $101,720,413
                                                                                                          ------------

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $80,782,068 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost                                                                                       $ 17,805,019
      Aggregate gross unrealized depreciation for all investments in which there is an excess tax cost
      over value                                                                                              (334,297)
                                                                                                          ------------
      Net unrealized appreciation                                                                         $ 17,470,722
                                                                                                          ============

(c)   Non-income producing security.

(d)   Non-income producing security due to default or bankruptcy filing.

(e) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(f)   Variable Rate Security. The rate as of December 31, 2004 is disclosed.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $9,679,633 or 9.52% of total net assets.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro;
GBP: Great British Pound;

MXN: Mexican Peso; NOK: Norwegian Krone; SGD: Singapore Dollar; USD: United States Dollar; ZAR: South African Rand

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                                                       PRINCIPAL AMOUNT  VALUE (a)
----------------------------------------------------------------------------------
BONDS AND NOTES - 98.2% OF TOTAL NET ASSETS
NON-CONVERTIBLE BONDS - 98.2%

ASSET-BACKED SECURITIES - 2.3%
Community Program Loan Trust,
Series 1987-A, Class A4,
4.500%, 10/01/2018                                          300,001     $  300,077
Countrywide Asset Backed Certificates,
Series 2004-S1, Class A2,
3.827%, 3/25/2020                                           120,000        119,813
Countrywide Asset Backed Certificates,
Series 2004-S1, Class A3,
4.615%, 2/25/2035                                           135,000        133,987
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class A4,
3.530%, 10/15/2012                                          280,000        277,341
                                                                        ----------
                                                                           831,218
                                                                        ----------

AUTOMOTIVE - 2.6%
Ford Motor Credit Co.,
7.000%, 10/01/2013                                          200,000        212,027
General Motors Acceptance Corp.,
5.625%, 5/15/2009                                           450,000        450,016
General Motors Acceptance Corp.,
6.875%, 8/28/2012                                           250,000        255,245
                                                                        ----------
                                                                           917,288
                                                                        ----------

AUTO LOAN - 5.4%
Americredit Automobile Receivables Trust,
Series 2004-DF, Class A4,
3.430%, 7/06/2011                                           130,000        127,998
Capital Auto Receivables Asset Trust,
Series 2004-2, Class A3,
3.580%, 1/15/2009                                           365,000        364,772
Capital Auto Receivables Asset Trust,
Series 2004-2, Class A4,
3.750%, 7/15/2009                                            25,000         25,008
DaimlerChrysler Auto Trust,
Series 2004-C, Class A4,
3.280%, 12/08/2009                                          250,000        247,567
Honda Auto Receivables Owner Trust,
Series 2004-3, Class A4,
3.280%, 2/18/2010                                           285,000        281,239
USAA Auto Owner Trust,
Series 2004-3 Class A4,
3.530%, 6/15/2011                                           415,000        413,105
WFS Financial Trust,
3.540%, 11/21/2011                                          500,000        499,599
                                                                        ----------
                                                                         1,959,288
                                                                        ----------

BANKING - 3.1%
Citigroup, Inc.,
3.500%, 2/01/2008                                           115,000        114,487
J.P. Morgan Chase & Co.,
3.625%, 5/01/2008                                           500,000        496,457
MBNA Corp.,
4.625%, 9/15/2008                                           500,000        507,827
                                                                        ----------
                                                                         1,118,771
                                                                        ----------

BEVERAGES - 1.1%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013                                           350,000        407,750
                                                                        ----------

BROKERAGE - 1.4%
Goldman Sachs Group, Inc.,
4.125%, 1/15/2008                                           500,000        506,284
                                                                        ----------

CHEMICALS - 2.5%
Eastman Chemical Co.,
3.250%, 6/15/2008                                           550,000        536,768
Lubrizol Corp.,
4.625%, 10/01/2009                                          360,000        359,445
                                                                        ----------
                                                                           896,213
                                                                        ----------

CONSTRUCTION MACHINERY - 0.7%
Caterpillar Financial Services Corp.,
3.100%, 5/15/2007                                           235,000        233,019
                                                                        ----------

CONSUMER PRODUCTS - 0.7%
Bausch & Lomb, Inc.,
6.500%, 8/01/2005                                           250,000        253,345
                                                                        ----------

ELECTRIC - 11.6%
American Electric Power Co., Inc., Series A,
6.125%, 5/15/2006                                           400,000        414,553
Dominion Resources, Inc.,
4.125%, 2/15/2008                                           540,000        543,714
Duke Energy Co.,
5.625%, 11/30/2012                                          450,000        473,339
Empresa Nacional de Electricidad SA (Endesa-Chile),
8.350%, 8/01/2013                                           600,000        695,257
Exelon Generation Co. LLC,
6.950%, 6/15/2011                                           400,000        451,494
FirstEnergy Corp., Series B,
6.450%, 11/15/2011                                          550,000        597,558
Pacific Gas & Electric Co.,
3.600%, 3/01/2009                                           500,000        491,698
Public Service New Mexico,
4.400%, 9/15/2008                                           500,000        504,181
                                                                        ----------
                                                                         4,171,794
                                                                        ----------

ELECTRICAL EQUIPMENT - 1.2%
TXU Corp.,
5.550%, 11/15/2014                                          440,000        437,100
                                                                        ----------

ELECTRONICS - 3.5%
Arrow Electronics, Inc.,
7.000%, 1/15/2007                                           350,000        370,525
Motorola, Inc.,
5.800%, 10/15/2008                                          200,000        211,938
Motorola, Inc.,
8.000%, 11/01/2011                                          550,000        657,778
                                                                        ----------
                                                                         1,240,241
                                                                        ----------

ENTERTAINMENT - 1.9%
AOL Time Warner, Inc.,
6.125%, 4/15/2006                                           150,000        155,319
AOL Time Warner, Inc.,
6.150%, 5/01/2007                                           500,000        528,978
                                                                        ----------
                                                                           684,297
                                                                        ----------

FOOD & BEVERAGE - 1.4%
Kraft Food, Inc.,
5.250%, 6/01/2007                                           500,000        517,938
                                                                        ----------

FOREIGN AGENCY - 1.2%
Pemex Project Funding Master Trust,
6.125%, 8/15/2008                                           400,000        424,000
                                                                        ----------

HEALTHCARE - 1.3%
HCA, Inc.,
5.250%, 11/06/2008                                          400,000        402,331
Wellpoint, Inc.
3.750%, 12/14/2007, 144A                                     55,000         54,971
                                                                        ----------
                                                                           457,302
                                                                        ----------

INDEPENDENT/ENERGY - 0.6%
Pioneer Natural Resources Co.,
6.500%, 1/15/2008                                           200,000        214,386
                                                                        ----------

INDUSTRIAL OTHER - 0.7%
IDEX Corp.,
6.875%, 2/15/2008                                           250,000        268,588
                                                                        ----------

INTEGRATED/ENERGY - 0.7%
Phillips Petroleum Co.,
6.375%, 3/30/2009                                           250,000        273,097
                                                                        ----------

MEDIA CABLE - 1.5%
Comcast Cable Communications,
6.200%, 11/15/2008                                          500,000        539,949
                                                                        ----------

MEDIA NON-CABLE - 2.3%
Clear Channel Communications, Inc.,
3.125%, 2/01/2007                                           150,000        147,751
Clear Channel Communications, Inc.,
4.625%, 1/15/2008                                           125,000        126,931
News America, Inc.,
6.625%, 1/09/2008                                           500,000        539,628
                                                                        ----------
                                                                           814,310
                                                                        ----------

MORTGAGE RELATED - 8.9%
Federal Home Loan Mortgage Corp.,
5.500%, 3/01/2013                                            32,486         33,647
Federal Home Loan Mortgage Corp.,
6.000%, 11/01/2012                                           60,324         63,302
Federal National Mortgage Association,
5.000%, 1/01/2019                                           630,035        640,721
Federal National Mortgage Association,
5.000%, 2/01/2019                                           913,432        928,645
Federal National Mortgage Association,
5.500%, 1/01/2017                                           117,845        121,987
Federal National Mortgage Association,
5.500%, 1/01/2017                                           140,656        145,523
Federal National Mortgage Association,
5.500%, 2/01/2017                                            70,959         73,453
Federal National Mortgage Association,
5.500%, 9/01/2017                                           356,953        369,303
Federal National Mortgage Association,
5.500%, 12/01/2018                                          606,635        627,473
Nomura Asset Securities Corp.,
6.280%, 3/15/2030                                           176,954        183,310
                                                                        ----------
                                                                         3,187,364
                                                                        ----------

NON-CAPTIVE CONSUMER - 3.3%
American General Finance Corp.,
2.750%, 6/15/2008                                           350,000        336,501
Capital One Bank,
4.875%, 5/15/2008                                           400,000        410,807
Capital One Bank,
6.875%, 2/01/2006                                           225,000        233,411
Countrywide Home Loans, Inc.,
3.250%, 5/21/2008                                           200,000        195,565
                                                                        ----------
                                                                         1,176,284
                                                                        ----------

NON-CAPTIVE DIVERSIFIED - 3.1%
CIT Group, Inc.,
3.375%, 4/01/2009                                           450,000        437,117
General Electric Capital Corp.,
2.800%, 1/15/2007                                           450,000        444,029
General Electric Capital Corp.,
3.500%, 8/15/2007                                           100,000         99,798
International Lease Finance Corp.,
5.750%, 2/15/2007                                           125,000        130,379
                                                                        ----------
                                                                         1,111,323
                                                                        ----------

OIL FIELD SERVICES - 2.0%
Halliburton Co.,
5.625%, 12/01/2008                                          150,000        158,357
Halliburton Co.,
6.000%, 8/01/2006                                           550,000        569,583
                                                                        ----------
                                                                           727,940
                                                                        ----------

PAPER - 5.4%
International Paper Co.,
4.000%, 4/01/2010                                           600,000        588,239
MacMillan Bloedel Ltd.,
6.750%, 2/15/2006                                           150,000        155,468
Temple-Inland, Inc.,
6.750%, 3/01/2009                                           400,000        435,057
Westvaco Corp.,
7.100%, 11/15/2009                                          350,000        391,292
Weyerhaeuser Co.,
6.000%, 8/01/2006                                           350,000        363,712
                                                                        ----------
                                                                         1,933,768
                                                                        ----------

PIPELINES - 0.5%
Kinder Morgan, Inc.,
6.650%, 3/01/2005                                           165,000        166,047
                                                                        ----------

RAILROADS - 1.4%
Union Pacific Corp.,
3.875%, 2/15/2009                                           500,000        496,399
                                                                        ----------

REAL ESTATE INVESTMENT TRUSTS - 4.8%
American Health Properties, Inc.,
7.500%, 1/15/2007                                           275,000        293,063
EOP Operating LP,
6.800%, 1/15/2009                                           500,000        548,057
iStar Financial, Inc., Series B,
4.875%, 1/15/2009                                           350,000        355,257
Simon Property Group LP,
3.750%, 1/30/2009                                           550,000        541,285
                                                                        ----------
                                                                         1,737,662
                                                                        ----------

RETAILERS - 1.9%
J.C. Penney Co., Inc.,
7.600%, 4/01/2007                                           350,000        378,000
May Department Stores Co.,
3.950%, 7/15/2007                                           300,000        300,507
                                                                        ----------
                                                                           678,507
                                                                        ----------

SOVEREIGNS - 2.6%
Republic of South Africa,
8.375%, 10/17/2006                                          400,000        433,000
United Mexican States,
4.625%, 10/08/2008                                          500,000        506,250
                                                                        ----------
                                                                           939,250
                                                                        ----------

TECHNOLOGY - 1.0%
Jabil Circuit, Inc.,
5.875%, 7/15/2010                                           350,000        368,418
                                                                        ----------

TOBACCO - 1.0%
Altria Group, Inc.,
5.625%, 11/04/2008                                          350,000        363,748
                                                                        ----------

TRANSPORTATION SERVICES - 1.2%
ERAC USA Finance Co.,
6.800%, 2/15/2008, 144A                                     200,000        216,375
ERAC USA Finance Co.,
7.350%, 6/15/2008, 144A                                     200,000        220,947
                                                                        ----------
                                                                           437,322
                                                                        ----------

TREASURIES - 8.3%
U.S. Treasury Notes,
1.500%, 2/28/2005                                           800,000        799,438
U.S. Treasury Notes,
2.000%, 7/15/2014 (c)                                       334,151        344,750
U.S. Treasury Notes,
2.875%, 11/30/2006                                          900,000        897,188
U.S. Treasury Notes,
3.375%, 1/15/2007 (c)                                       903,525        956,925
                                                                        ----------
                                                                         2,998,301
                                                                        ----------

WIRELESS - 0.9%
America Movil SA de CV,
4.125%, 3/01/2009                                           220,000        216,730
AT&T Wireless Services, Inc.,
7.500%, 5/01/2007                                           100,000        108,616
                                                                        ----------
                                                                           325,346
                                                                        ----------

WIRELINES - 4.2%
Qwest Corp.,
5.625%, 11/15/2008                                          150,000        152,625
Sprint Capital Corp.,
6.375%, 5/01/2009                                           330,000        358,389
Telecom Italia Capital,
4.000%, 11/15/2008                                          350,000        348,661
Telus Corp.,
8.000%, 6/01/2011                                           550,000        651,794
                                                                        ----------
                                                                         1,511,469
                                                                        ----------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $34,714,389)                                           35,325,326
                                                                        ----------

SHORT-TERM INVESTMENT - 0.7% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 12/31/04 at 0.900% to be repurchased
at $241,018 on 01/03/05 collateralized by
$250,000 U.S. Treasury Note, 2.625%
due 11/15/06 with a value of $248,750                  $    241,000        241,000
                                                                       -----------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $241,000)                                                 241,000
                                                                       -----------

TOTAL INVESTMENTS - 98.9%
(Identified Cost $34,955,389) (b)                                       35,566,326
Other assets less liabilities -- 1.1%                                      391,323
                                                                       -----------
TOTAL NET ASSETS -- 100%                                               $35,957,649
                                                                       -----------

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

      Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $35,114,321 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost                                                                                      $        706,081
      Aggregate gross unrealized depreciation for all investments in which there is an excess tax cost
      over value                                                                                                 (254,076)
                                                                                                         ----------------
      Net unrealized appreciation                                                                        $        452,005
                                                                                                         =================

(c)   Treasury Inflation Protected Security (TIPS).

144A Securities exempt from registration under Rule 144A of the Secuirities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $492,293 or 1.37% of total net assets.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

                                                         PRINCIPAL AMOUNT  VALUE (a)
-------------------------------------------------------------------------------------
BONDS AND NOTES - 95.6% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 95.0%

AEROSPACE/DEFENSE - 1.5%
Raytheon Co.,
6.400%, 12/15/2018                                   USD     2,500,000    $ 2,758,592
                                                                          -----------

AIRLINES - 1.1%
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                              549,784        534,007
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                              843,187        837,691
US Airways,
6.850%, 1/30/2018                                              645,906        625,098
                                                                          -----------
                                                                            1,996,796
                                                                          -----------

ASSET-BACKED SECURITIES - 1.2%
Community Program Loan Trust, Series 1987-A, Class A5,
4.500%, 4/01/2029                                            2,500,000      2,319,311
                                                                          -----------

AUTOMOTIVE - 5.6%
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029                                            2,500,000      2,350,457
Ford Motor Co.,
6.375%, 2/01/2029                                            3,350,000      3,014,786
Ford Motor Credit Co.,
7.250%, 2/22/2005                                    BPG       250,000        479,917
Ford Motor Credit Co.,
7.375%, 10/28/2009                                   USD       150,000        161,800
General Motors Acceptance Corp.,
5.625%, 5/15/2009                                            2,500,000      2,500,090
General Motors Acceptance Corp.,
6.625%, 10/15/2005                                             150,000        153,351
General Motors Acceptance Corp.,
7.500%, 12/01/2006                                   NZD     1,500,000      1,068,691
General Motors Corp.,
6.750%, 5/01/2028                                    USD       700,000        663,806
                                                                          -----------
                                                                           10,392,898
                                                                          -----------

BANKING - 3.4%
Bank of America Corp.,
7.200%, 4/15/2006                                              150,000        157,068
CIT Group, Inc.,
5.500%, 12/01/2014                                   GBP     1,000,000      1,917,780
Citigroup, Inc.,
3.500%, 2/01/2008                                    USD     2,000,000      1,991,082
Commercial Credit Co.,
6.500%, 6/01/2005                                              150,000        152,170
FleetBoston Financial Corp.,
7.375%, 12/01/2009                                             175,000        199,877
J.P. Morgan Chase & Co.,
4.000%, 2/01/2008                                            1,000,000      1,006,627
Keycorp Capital II,
6.875%, 3/17/2029                                              500,000        543,674
Wachovia Corp.,
3.500%, 8/15/2008                                              150,000        148,499
Wells Fargo & Co.,
6.375%, 8/01/2011                                              175,000        193,751
                                                                          -----------
                                                                            6,310,528
                                                                          -----------

BEVERAGES - 0.6%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013                                            1,025,000      1,194,125
                                                                          -----------

BROKERAGE - 1.1%
Morgan Stanley,
3.625%, 4/01/2008                                            1,000,000        994,529
Morgan Stanley,
5.375%, 11/14/2013                                   GBP       500,000        965,542
                                                                          -----------
                                                                            1,960,071
                                                                          -----------

CONSUMER PRODUCTS - 0.7%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                    USD     1,250,000      1,331,872
                                                                          -----------

ELECTRIC - 2.5%
Commonwealth Edison Co.,
4.750%, 12/01/2011                                              81,000         80,314
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                            1,000,000      1,059,767
Enersis SA,

7.400%, 12/01/2016                                           3,300,000      3,610,147
                                                                          -----------
                                                                            4,750,228
                                                                          -----------

ELECTRONICS - 0.9%
Motorola, Inc.,
5.800%, 10/15/2008                                             200,000        211,938
Motorola, Inc.,
6.500%, 11/15/2028                                             500,000        527,911
Motorola, Inc.,
7.625%, 11/15/2010                                             250,000        289,991
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                       500,000        564,604
                                                                          -----------
                                                                            1,594,444
                                                                          -----------

FOREIGN AGENCY - 0.5%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                        332,000        341,130
Pemex Project Funding Master Trust,
8.625%, 2/01/2022                                              500,000        581,750
                                                                          -----------
                                                                              922,880
                                                                          -----------

FOREIGN LOCAL GOVERNMENTS - 11.3%
Milit-Air, Inc.,
5.750%, 6/30/2019                                    CAD     1,559,007      1,400,398
Province of Alberta,
5.000%, 12/16/2008                                           2,000,000      1,752,748
Province of Alberta,
5.930%, 9/16/2016                                              555,594        503,027
Province of British Columbia,
5.250%, 12/01/2006                                             600,000        520,050
Province of British Columbia,
6.000%, 6/09/2008                                            3,175,000      2,858,915
Province of British Columbia,
6.250%, 12/01/2009                                             290,000        267,277
Province of Manitoba,
5.750%, 6/02/2008                                            5,575,000      4,978,550
Province of Ontario,
5.900%, 3/08/2006                                            3,530,000      3,046,862
Province of Saskatchewan,
Zero Coupon Bond, 4/10/2014                                  2,500,000      1,337,499
Province of Saskatchewan,
6.000%, 6/01/2006                                            5,215,000      4,533,311
                                                                          -----------
                                                                           21,198,637
                                                                          -----------

GOVERNMENT AGENCIES - 6.0%
Federal Home Loan Mortgage Corp.,
4.625%, 2/15/2007                                    EUR     1,600,000      2,253,084
Federal National Mortgage Association,
Zero Coupon Bond, 10/29/2007                         NZD     6,850,000      4,092,269
Federal National Mortgage Association,
2.290%, 2/19/2009                                    SGD     8,000,000      4,905,747
                                                                          -----------
                                                                           11,251,100
                                                                          -----------

HEALTHCARE - 2.1%
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                   USD       100,000         94,788
Columbia/HCA Healthcare Corp.,
7.750%, 7/15/2036                                              250,000        252,953
HCA, Inc.,
5.750%, 3/15/2014                                            1,000,000        968,723
HCA, Inc.,
6.250%, 2/15/2013                                              150,000        151,315
HCA, Inc.,
6.300%, 10/01/2012                                           2,450,000      2,484,802
                                                                          -----------
                                                                            3,952,581
                                                                          -----------

HOME CONSTRUCTION - 1.6%
Pulte Corp.,
7.300%, 10/24/2005                                             200,000        205,937
Pulte Corp.,
7.625%, 10/15/2017                                           1,000,000      1,160,351
Pulte Homes, Inc.,
6.375%, 5/15/2033                                            1,000,000        990,862
Pulte Homes, Inc.,
7.875%, 6/15/2032                                              500,000        589,759
                                                                          -----------
                                                                            2,946,909
                                                                          -----------

INDEPENDENT/ENERGY - 0.0%
Union Oil Co.,
7.500%, 2/15/2029                                               45,000         54,195
                                                                          -----------

INFORMATION/DATA TECHNOLOGY - 0.1%
Hewlett-Packard Co.,
3.625%, 3/15/2008                                              150,000        149,260
                                                                          -----------

INTEGRATED/ENERGY - 0.7%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                       500,000        499,375
Conoco, Inc.,
6.350%, 4/15/2009                                              175,000        191,504
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                        700,000        699,125
                                                                          -----------
                                                                            1,390,004
                                                                          -----------

LIFE INSURANCE - 1.4%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                              SGD     4,200,000      2,575,191
                                                                          -----------

MEDIA NON-CABLE - 0.1%
Clear Channel Communications, Inc.,
5.750%, 1/15/2013                                    USD       250,000        258,313
                                                                          -----------

METALS & MINING - 0.1%
Teck Cominco Ltd.,
7.000%, 9/15/2012                                              100,000        110,837
                                                                          -----------

MORTGAGE RELATED - 0.2%
Federal National Mortgage Association,
5.000%, 2/01/2018                                              200,780        204,244
Federal National Mortgage Association,
5.500%, 9/01/2016                                              174,304        180,431
Federal National Mortgage Association,
6.000%, 10/01/2028                                              41,934         43,510
Federal National Mortgage Association,
6.500%, 2/01/2011                                               21,474         22,800
                                                                          -----------
                                                                              450,985
                                                                          -----------

NON-CAPTIVE DIVERSIFIED - 0.1%
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                    SGD       250,000        150,625
                                                                          -----------

OIL FIELD SERVICES - 0.2%
Global Marine, Inc.,
7.000%, 6/01/2028                                    USD       250,000        287,430
                                                                          -----------

PAPER - 2.1%
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028                                            1,500,000      1,605,000
International Paper Co.,
4.000%, 4/01/2010                                              500,000        490,199
International Paper Co.,
4.250%, 1/15/2009                                            1,000,000      1,003,662
MacMillan Bloedel Ltd.,
7.700%, 2/15/2026                                              305,000        359,472
Weyerhaeuser Co.,
6.950%, 10/01/2027                                             500,000        558,626
                                                                          -----------
                                                                            4,016,959
                                                                          -----------

PIPELINES - 2.8%
Coastal Corp.,
6.375%, 2/01/2009                                              125,000        124,531
Coastal Corp.,
6.950%, 6/01/2028                                              350,000        307,125
El Paso Corp.,
7.000%, 5/15/2011                                            1,125,000      1,137,656
El Paso Energy Corp.,
6.750%, 5/15/2009                                              250,000        253,750
KN Capital Trust,
7.630%, 4/15/2028                                            2,000,000      2,236,800
KN Energy, Inc.,
7.250%, 3/01/2028                                            1,000,000      1,138,262
                                                                          -----------
                                                                            5,198,124
                                                                          -----------

PROPERTY & CASUALTY INSURANCE - 0.1%
Progressive Corp.,
6.625%, 3/01/2029                                               35,000         38,813
Progressive Corp.,
7.000%, 10/01/2013                                             150,000        170,412
                                                                          -----------
                                                                              209,225
                                                                          -----------

RAILROADS - 0.5%
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, 144A                              CAD     1,000,000        855,485
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                    USD       175,000        132,125
                                                                          -----------
                                                                              987,610
                                                                          -----------

REAL ESTATE INVESTMENT TRUSTS - 1.6%
EOP Operating LP,
6.750%, 2/15/2012                                              250,000        278,298
First Industrial LP,
7.600%, 7/15/2028                                            1,250,000      1,406,983
Highwoods Realty LP,
7.500%, 4/15/2018                                            1,000,000      1,072,459
Spieker Properties, Inc.,
7.500%, 10/01/2027                                             234,000        264,812
                                                                          -----------
                                                                            3,022,552
                                                                          -----------

REFINING - 0.3%
Merey Sweeny LP,
8.850%, 12/18/2019, 144A                                       487,222        587,882
                                                                          -----------

RESTAURANTS - 0.2%
McDonald's Corp.,
3.627%, 10/10/2010                                   SGD       500,000        319,867
                                                                          -----------

RETAILERS - 0.2%
Target Corp.,
5.875%, 3/01/2012                                    USD       150,000        163,335
Wal-Mart Stores, Inc.,
6.875%, 8/10/2009                                              200,000        224,578
                                                                          -----------
                                                                              387,913
                                                                          -----------

SOVEREIGNS - 19.9%
Canadian Government,
4.250%, 9/01/2008                                    CAD     3,600,000      3,082,475
Canadian Government,
4.500%, 9/01/2007                                            4,070,000      3,502,882
Canadian Government,
6.000%, 9/01/2005                                            6,870,000      5,850,505
Canadian Government, Series WH31,
6.000%, 6/01/2008                                              500,000        451,485
Government of Sweden,
5.250%, 3/15/2011                                    SEK    12,225,000      2,006,903
Government of Sweden,
6.500%, 5/05/2008                                           35,315,000      5,888,662
Kingdom of Norway,
5.500%, 5/15/2009                                    NOK    10,000,000      1,797,333
Kingdom of Norway,
6.750%, 1/15/2007                                            5,710,000      1,017,085
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                   MXN    60,000,000      5,186,149
Republic of Brazil C Bond,
8.000%, 4/15/2014                                    USD       557,065        570,323
Republic of South Africa,
8.500%, 6/23/2017                                            1,125,000      1,411,875
Republic of South Africa,
12.500%, 12/21/2006                                  ZAR     5,840,000      1,122,480
SP Powerassets Ltd.,
3.730%, 10/22/2010                                   SGD       500,000        324,232
Tenaga Nasional Berhad,
7.500%, 11/01/2025, 144A                             USD     3,390,000      3,978,809
United Mexican States,
7.500%, 1/14/2012                                              905,000      1,026,270
                                                                          -----------
                                                                           37,217,468
                                                                          -----------

SUPRANATIONAL - 5.1%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                          BRL     9,000,000      1,786,107
International Bank for Reconstruction & Development,
Zero Coupon Bond, 8/20/2007                          NZD     9,650,000      5,884,514
International Bank for Reconstruction & Development,
8.000%, 5/23/2007                                            1,505,000      1,115,016
International Finance Corp.,
6.750%, 7/15/2009                                              970,000        711,337
                                                                          -----------
                                                                            9,496,974
                                                                          -----------

TAXABLE MUNICIPAL - 0.7%
Orange County, California Pension Obligation,
Zero Coupon Bond, 9/01/2016                          USD     2,500,000      1,337,350
                                                                          -----------

TEXTILE - 0.6%
Kellwood Co.,
7.625%, 10/15/2017                                           1,000,000      1,099,790
                                                                          -----------

TRANSPORTATION SERVICES - 1.5%
American President Cos. Ltd.,
8.000%, 1/15/2024                                              100,000        107,250
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                              210,246        205,151
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                            3,429,237      2,566,578
                                                                          -----------
                                                                            2,878,979
                                                                          -----------

TREASURIES - 13.5%
U.S. Treasury Notes,
1.875%, 12/31/2005                                          13,500,000     13,382,928
U.S. Treasury Notes,
2.500%, 5/31/2006                                            9,495,000      9,440,480
U.S. Treasury Notes,
2.750%, 6/30/2006                                            2,505,000      2,498,249
                                                                          -----------
                                                                           25,321,657
                                                                          -----------

WIRELESS - 0.3%
America Movil SA de CV,
4.125%, 3/01/2009                                              500,000        492,568
                                                                          -----------

WIRELINES - 2.6%
Sprint Capital Corp.,
6.875%, 11/15/2028                                           3,750,000      4,105,451
Sprint Capital Corp.,
6.900%, 5/01/2019                                              250,000        279,673
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                             500,000        415,000
                                                                          -----------
                                                                            4,800,124
                                                                          -----------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $157,730,113)                                            177,682,854
                                                                          -----------

CONVERTIBLE BONDS - 0.6%

ELECTRONICS - 0.0%
Richardson Electronics Ltd.,
7.250%, 12/15/2006                                              44,000         44,220
                                                                          -----------

INDEPENDENT/ENERGY - 0.4%
Devon Energy Corp.,
4.900%, 8/15/2008                                              200,000        219,750
Devon Energy Corp.,
4.950%, 8/15/2008                                              500,000        549,375
                                                                          -----------
                                                                              769,125
                                                                          -----------

INFORMATION/DATA TECHNOLOGY - 0.0%
Maxtor Corp.,
5.750%, 3/01/2012                                               70,000         60,375
                                                                          -----------

TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
6.500%, 5/01/2011 (c)                                          129,000             13
                                                                          -----------

WIRELINES - 0.2%
Telus Corp.,
6.750%, 6/15/2010                                    CAD       350,000        319,335
                                                                          -----------

TOTAL CONVERTIBLE BONDS
(Identified Cost $1,140,665)                                                1,193,068
                                                                          -----------

TOTAL BONDS AND NOTES
(Identified Cost $158,870,778)                                            178,875,922
                                                                          -----------

                                                               SHARES
-------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.9% OF TOTAL NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.4%

ELECTRIC - 0.4%
Central Illinois Light Co., 4.500%                                 100          8,100
Connecticut Light & Power Co., 2.200%                              263         10,430
Dayton Power & Light Co., 3.750%                                   701         39,256
Del Marva Power & Light Co., 4.000%                                350         22,312
Duquesne Light Co., 4.000%                                         300         10,380
MDU Resources Group, Inc., 5.100%                                  720         72,023
Northern Indiana Public Service Co., 4.250%                      2,410        187,980
Pacific Gas & Electric Co., 5.500%                                 100          2,360
PSI Energy, Inc., 4.320%                                           200          4,364
Public Service Electric & Gas Co., 4.080%                          400         30,900
San Diego Gas & Electric Co., 4.500%                               100          1,690
Southern California Edison Co., 4.320%                           1,292         25,194
Union Electric Co., 4.500%                                       4,410        350,595
                                                                          -----------
                                                                              765,584
                                                                          -----------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $558,791)                                                    765,584
                                                                          -----------

CONVERTIBLE PREFERRED STOCKS - 0.5%

CONSUMER PRODUCTS - 0.5%
Newell Financial Trust I, 5.250%                                22,000      1,031,250
                                                                          -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $827,153)                                                  1,031,250
                                                                         ------------

TOTAL PREFERRED STOCKS
(Identified Cost $1,385,944)                                                1,796,834
                                                                         ------------

                                                       PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.2% OF TOTAL NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 12/31/04 at 0.900% to be repurchased at
$4,063,305 on 1/3/05 collateralized by $3,480,000
U.S. Treasury Bond, 6.125% due 8/15/29 with a value
of $4,149,900                                            $   4,063,000      4,063,000
                                                                         ------------
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $4,063,000)                                                4,063,000
                                                                         ------------

TOTAL INVESTMENTS - 98.7%
(Identified Cost $164,319,722) (b)                                        184,735,756
Other assets less liabilities -- 1.3%                                       2,370,706
                                                                         ------------
TOTAL NET ASSETS -- 100%                                                 $187,106,462
                                                                         ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $165,101,038 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost                                                                                        $    20,868,909
      Aggregate gross unrealized depreciation for all investments in which there is an excess tax cost
      over value                                                                                                (1,234,191)
                                                                                                           ---------------
      Net unrealized appreciation                                                                          $    19,634,718
                                                                                                           ===============

(c)   Non-income producing security due to default or bankruptcy filing.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $10,101,601 or 5.40% of total net assets.

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro;
GBP: Great British Pound; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar; ZAR: South African Rand

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES MID CAP GROWTH FUND

                                                                                          SHARES         VALUE (a)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.8% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 4.1%
Armor Holdings, Inc. (c)                                                                   3,050       $    143,411
L-3 Communications Holdings, Inc.                                                          3,475            254,509
                                                                                                       ------------
                                                                                                            397,920
                                                                                                       ------------
BIOTECHNOLOGY - 1.7%
Genzyme Corp. (c)                                                                          1,725            100,171
Incyte Corp. (c)                                                                           6,900             68,931
                                                                                                       ------------
                                                                                                            169,102
                                                                                                       ------------
CAPITAL MARKETS - 7.2%
Blackrock, Inc., Class A                                                                   2,850            220,191
Investors Financial Services Corp.                                                         4,675            233,656
T. Rowe Price Group, Inc.                                                                  4,000            248,800
                                                                                                       ------------
                                                                                                            702,647
                                                                                                       ------------
CHEMICALS - 1.7%
Lyondell Chemical Co.                                                                      5,775            167,013
                                                                                                       ------------
COMMERCIAL BANKS - 1.5%
East West Bancorp, Inc.                                                                    3,425            143,713
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Corporate Executive Board Co.                                                              2,725            182,412
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 3.4%
Comverse Technology, Inc. (c)                                                              6,450            157,703
Juniper Networks, Inc. (c)                                                                 6,575            178,774
                                                                                                       ------------
                                                                                                            336,477
                                                                                                       ------------
COMPUTERS & PERIPHERALS - 4.6%
Apple Computer, Inc. (c)                                                                   2,875            185,150
Network Appliance, Inc. (c)                                                                8,025            266,590
                                                                                                       ------------
                                                                                                            451,740
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%
Chicago Mercantile Exchange                                                                  950            217,265
Moody's Corp.                                                                              3,125            271,406
                                                                                                       ------------
                                                                                                            488,671
                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Cogent, Inc. (c)                                                                           2,900             95,700
                                                                                                       ------------
FOOD & DRUG RETAILING - 2.5%
Whole Foods Market, Inc.                                                                   2,575            245,526
                                                                                                       ------------
HEALTHCARE - EQUIPMENT & SUPPLIES - 6.4%
Biomet, Inc.                                                                               2,150             93,289
Kinetic Concepts, Inc. (c)                                                                 2,050            156,415
St. Jude Medical, Inc. (c)                                                                 5,225            219,084
Ventana Medical Systems, Inc. (c)                                                          2,400            153,576
                                                                                                       ------------
                                                                                                            622,364
                                                                                                       ------------
HEALTHCARE - PRODUCTS - 1.5%
American Medical Systems Holdings, Inc. (c)                                                3,550            148,426
                                                                                                       ------------
HEALTHCARE PROVIDERS & SERVICES - 2.9%
Sierra Health Services, Inc. (c)                                                           2,600            143,286
Wellpoint, Inc. (c)                                                                        1,250            143,750
                                                                                                       ------------
                                                                                                            287,036
                                                                                                       ------------
HOME CONSTRUCTION - 2.5%
Toll Brothers, Inc. (c)                                                                    3,600            246,996
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 11.2%
Las Vegas Sands Corp. (c)                                                                  1,900             91,200
Starbucks Corp. (c)                                                                        3,725            232,291

Starwood Hotels & Resorts Worldwide, Inc.                                                  4,550            265,720
Station Casinos, Inc.                                                                      4,800            262,464
Yum! Brands, Inc.                                                                          5,050            238,259
                                                                                                       ------------
                                                                                                          1,089,934
                                                                                                       ------------
HOUSEHOLD DURABLES - 2.2%
Harman International Industries, Inc.                                                      1,725            219,075
                                                                                                       ------------
IT SERVICES - 5.9%
CACI International, Inc., Class A (c)                                                      2,125            144,776
Cognizant Technology Solutions Corp. (c)                                                   6,700            283,611
SRA International, Inc., Class A (c)                                                       2,300            147,660
                                                                                                       ------------
                                                                                                            576,047
                                                                                                       ------------
MEDIA - 2.8%
Sirius Satellite Radio, Inc. (c)                                                           5,725             43,796
XM Satellite Radio Holdings, Inc., Class A (c)                                             6,125            230,423
                                                                                                       ------------
                                                                                                            274,219
                                                                                                       ------------
METALS & MINING - 2.9%
Commercial Metals Co.                                                                      1,925             97,328
Freeport-McMoRan Copper & Gold, Inc., Class B                                              4,875            186,371
                                                                                                       ------------
                                                                                                            283,699
                                                                                                       ------------
OIL & GAS DRILLING EQUIPMENT - 2.0%
Noble Corp. (c)                                                                            3,950            196,473
                                                                                                       ------------
OIL & GAS EXPLORATION - 3.8%
EOG Resources, Inc.                                                                        3,150            224,784
Ultra Petroleum Corp. (c)                                                                  3,025            145,593
                                                                                                       ------------
                                                                                                            370,377
                                                                                                       ------------
PHARMACEUTICALS - 2.5%
Allergan, Inc.                                                                             2,075            168,220
Valeant Pharmaceuticals International                                                      2,725             71,804
                                                                                                       ------------
                                                                                                            240,024
                                                                                                       ------------
REAL ESTATE - 2.2%
St. Joe Company                                                                            3,300            211,860
                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Marvell Technology Group Ltd. (c)                                                          4,425            156,955
                                                                                                       ------------
SOFTWARE - 5.6%
Autodesk, Inc. (c)                                                                         5,450            206,827
McAfee, Inc. (c)                                                                           5,375            155,499
NAVTEQ Corp. (c)                                                                           2,200            101,992
Shanda Interactive Entertainment Ltd. ADR (c)                                              1,825             77,563
                                                                                                       ------------
                                                                                                            541,881
                                                                                                       ------------
SPECIALTY RETAIL - 1.9%
Chico's FAS, Inc. (c)                                                                      4,025            183,258
                                                                                                       ------------
TEXTILES APPAREL & LUXURY GOODS - 2.7%
Coach, Inc. (c)                                                                            4,675            263,670
                                                                                                       ------------
TRANSPORTATION SERVICES - 1.6%
UTI Worldwide, Inc.                                                                        2,250            153,045
                                                                                                       ------------
TOTAL COMMON STOCKS
(Identified Cost $7,833,369)                                                                              9,446,260
                                                                                                       ------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement with State Street Corp., dated 12/31/04                           $ 335,000            335,000
at 0.900% to be repurchased at $335,025 on 1/3/05                                                      ------------
collateralized by $290,000 U.S. Treasury Bond, 6.125% due
8/15/2029 with a value of $345,825

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $335,000)                                                                                  335,000
                                                                                                       ------------

TOTAL INVESTMENTS - 100.2%
(Identified Cost $8,168,369) (b)                                                                          9,781,260
Other assets less liabilities -- (0.2)%                                                                     (16,596)
                                                                                                       ------------
TOTAL NET ASSETS -- 100%                                                                               $  9,764,664
                                                                                                       ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $8,168,369 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                             $1,625,942
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                   (13,051)
                                                                                      ----------
      Net unrealized appreciation                                                     $1,612,891
                                                                                      ==========

(c)   Non-income producing security.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP VALUE FUND

                                                                                        SHARES          VALUE (a)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.3% OF TOTAL NET ASSETS

ADVERTISING - 0.7%
Catalina Marketing Corp.                                                                 152,025       $  4,504,501
                                                                                                       ------------
AEROSPACE & DEFENSE - 1.9%
Allied Defense Group, Inc. (The) (c)                                                      76,175          1,694,894
Moog, Inc., Class A (c)                                                                  128,275          5,817,271
United Defense Industries, Inc. (c)                                                      105,225          4,971,881
                                                                                                       ------------
                                                                                                         12,484,046
                                                                                                       ------------
AUTO COMPONENTS - 1.7%
ArvinMeritor, Inc.                                                                       158,800          3,552,356
Cooper Tire & Rubber Co.                                                                 236,450          5,095,497
Dana Corp.                                                                               136,650          2,368,145
                                                                                                       ------------
                                                                                                         11,015,998
                                                                                                       ------------
AUTO & RELATED - 0.5%
Oshkosh Truck Corp.                                                                       52,325          3,577,984
                                                                                                       ------------
AUTOMOBILES - 0.3%
Monaco Coach Corp.                                                                        86,200          1,773,134
                                                                                                       ------------
BUILDING PRODUCTS - 1.6%
Elk Corp.                                                                                147,425          5,044,883
Lennox International, Inc.                                                               270,525          5,505,184
                                                                                                       ------------
                                                                                                         10,550,067
                                                                                                       ------------
CHEMICALS - 3.4%
Cytec Industries, Inc.                                                                   122,225          6,284,809
Great Lakes Chemical Corp.                                                               102,250          2,913,103
Lyondell Chemical Co.                                                                     71,321          2,062,603
Nalco Holding Company (c)                                                                102,300          1,996,896
Scotts Co., Class A (c)                                                                   55,125          4,052,790
Spartech Corp.                                                                           172,375          4,669,639
                                                                                                       ------------
                                                                                                         21,979,840
                                                                                                       ------------
COMMERCIAL BANKS - 7.7%
Alabama National BanCorporation                                                           46,875          3,023,437
Community Bancorp (c)                                                                     67,275          2,058,615
CVB Financial Corp.                                                                      161,672          4,294,008
East West Bancorp, Inc.                                                                  135,650          5,691,874
First Midwest Bancorp, Inc.                                                               82,225          2,983,945
IBERIABANK Corp.                                                                          62,275          4,132,569
Independent Bank Corp.                                                                   182,437          5,442,096
Oriental Financial Group, Inc.                                                           170,857          4,836,976
Pennsylvania Commerce Bancorp, Inc.                                                       44,150          2,781,450
Signature Bank (c)                                                                       121,875          3,943,875
South Financial Group, Inc.                                                              154,775          5,034,831
Texas Regional Bancshares, Inc., Class A                                                 107,175          3,502,479
Wintrust Financial Corp.                                                                  46,500          2,648,640
                                                                                                       ------------
                                                                                                         50,374,795
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
DiamondCluster International, Inc. (c)                                                    75,579          1,083,047
Hudson Highland Group, Inc. (c)                                                          111,644          3,215,347
McGrath Rentcorp                                                                          75,975          3,313,270
Vertrue, Inc. (c)                                                                         63,450          2,396,507
Waste Connections, Inc. (c)                                                              177,450          6,077,662
WCA Waste Corp. (c)                                                                      273,450          2,857,553
                                                                                                       ------------
                                                                                                         18,943,386
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 3.3%
Anaren, Inc. (c)                                                                         117,750          1,526,040
Aspect Communications Corp. (c)                                                          246,425          2,745,175
Brocade Communications Systems, Inc. (c)                                                 573,475          4,381,349
CommScope, Inc. (c)                                                                      208,625          3,943,012
Comtech Telecommunications Corp. (c)                                                      94,425          3,551,324
Foundry Networks, Inc. (c)                                                               203,900          2,683,324
Powerwave Technologies, Inc. (c)                                                         279,750          2,372,280
                                                                                                       ------------


                                                                                                         21,202,504
                                                                                                       ------------
COMPUTERS & PERIPHERALS - 0.6%
Imation Corp.                                                                            131,475          4,184,849
                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 0.8%
Washington Group International, Inc. (c)                                                 134,125          5,532,656
                                                                                                       ------------
CONSTRUCTION MATERIALS - 0.6%
Eagle Materials, Inc.                                                                     45,800          3,954,830
                                                                                                       ------------
CONSUMER DURABLES & APPAREL - 0.4%
Tupperware Corp.                                                                         114,375          2,369,850
                                                                                                       ------------
CONSUMER FINANCE - 0.1%
Advance America Cash Advance Centers, Inc. (c)                                            17,075            391,018
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
iShares Russell 2000 Value Index Fund                                                     25,000          4,824,000
National Financial Partners Corp.                                                         85,725          3,326,130
                                                                                                       ------------
                                                                                                          8,150,130
                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Commonwealth Telephone Enterprises, Inc. (c)                                              68,575          3,405,435
Iowa Telecommunications Services, Inc.                                                   159,525          3,440,954
                                                                                                       ------------
                                                                                                          6,846,389
                                                                                                       ------------
ELECTRIC UTILITIES - 0.2%
Otter Tail Corp.                                                                          56,375          1,439,254
                                                                                                       ------------
ELECTRICAL EQUIPMENT - 2.2%
AMETEK, Inc.                                                                             188,200          6,713,094
Artesyn Technologies, Inc. (c)                                                           398,100          4,498,530
General Cable Corp. (c)                                                                  228,350          3,162,647
                                                                                                       ------------
                                                                                                         14,374,271
                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
Aeroflex, Inc. (c)                                                                       152,100          1,843,452
Excel Technology, Inc. (c)                                                                66,700          1,734,200
Global Imaging System, Inc. (c)                                                           94,600          3,736,700
Rogers Corp. (c)                                                                          47,125          2,031,087
Tech Data Corp. (c)                                                                       51,025          2,316,535
Varian, Inc. (c)                                                                         111,900          4,589,019
                                                                                                       ------------
                                                                                                         16,250,993
                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 2.4%
Cal Dive International, Inc. (c)                                                         120,825          4,923,619
FMC Technologies, Inc. (c)                                                                96,350          3,102,470
Hydril Co. (c)                                                                           114,500          5,210,895
Input/Output, Inc. (c)                                                                   249,075          2,201,823
                                                                                                       ------------
                                                                                                         15,438,807
                                                                                                       ------------
FOOD - PACKAGED & MISCELLANEOUS - 0.4%
Lance, Inc.                                                                              147,100          2,799,313
                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.7%
BJ's Wholesale Club, Inc. (c)                                                            123,825          3,607,022
Smart & Final, Inc. (c)                                                                   87,650          1,261,284
                                                                                                       ------------
                                                                                                          4,868,306
                                                                                                       ------------
FOOD PRODUCTS - 1.3%
J & J Snack Foods Corp.                                                                   32,000          1,568,960
Ralcorp Holdings, Inc.                                                                   165,675          6,946,753
                                                                                                       ------------
                                                                                                          8,515,713
                                                                                                       ------------
GAS UTILITIES - 1.4%
AGL Resources, Inc.                                                                      162,450          5,399,838
Southern Union Co.                                                                       156,161          3,744,741
                                                                                                       ------------
                                                                                                          9,144,579
                                                                                                       ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.1%
Analogic Corp.                                                                            70,075          3,138,659
Sybron Dental Specialties, Inc. (c)                                                      119,250          4,219,065
                                                                                                       ------------

                                                                                                          7,357,724
                                                                                                       ------------
HEALTHCARE PROVIDERS & SERVICES - 1.4%
Andrx Corp. (c)                                                                          151,425          3,305,608
Kindred Healthcare, Inc. (c)                                                              69,850          2,092,007
LifePoint Hospitals, Inc. (c)                                                             98,500          3,429,770
                                                                                                       ------------
                                                                                                          8,827,385
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 3.8%
CBRL Group, Inc.                                                                         131,100          5,486,535
Dover Downs Entertainment, Inc.                                                          136,086          1,782,727
Fairmont Hotels & Resorts, Inc.                                                          138,925          4,812,362
Multimedia Games, Inc. (c)                                                               167,825          2,644,922
Six Flags, Inc. (c)                                                                      388,350          2,085,439
Steak n Shake Co. (The) (c)                                                              212,950          4,276,036
Sunterra Corp. (c)                                                                       240,925          3,382,587
                                                                                                       ------------
                                                                                                         24,470,608
                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 0.7%
ALLETE, Inc.                                                                              60,583          2,226,425
Texas Industries, Inc.                                                                    35,625          2,222,288
                                                                                                       ------------
                                                                                                          4,448,713
                                                                                                       ------------
INSURANCE - 5.7%
AmerUs Group Co.                                                                          66,150          2,996,595
Delphi Financial Group, Inc.                                                             123,225          5,686,834
Endurance Specialty Holdings Ltd.                                                        146,400          5,006,880
KMG America Corp. (c)                                                                    298,000          3,278,000
Ohio Casualty Corp. (c)                                                                  214,250          4,972,742
Platinum Underwriters Holdings Ltd.                                                       73,825          2,295,958
ProAssurance Corp. (c)                                                                   107,375          4,199,436
Protective Life Corp.                                                                     89,975          3,841,033
RLI Corp.                                                                                108,900          4,526,973
                                                                                                       ------------
                                                                                                         36,804,451
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 1.2%
Borland Software Corp. (c)                                                               144,500          1,687,760
Digitas, Inc. (c)                                                                        610,225          5,827,649
                                                                                                       ------------
                                                                                                          7,515,409
                                                                                                       ------------
IT SERVICES - 0.9%
BISYS Group, Inc. (The) (c)                                                              102,375          1,684,069
Perot Systems Corp., Class A (c)                                                         253,550          4,064,406
                                                                                                       ------------
                                                                                                          5,748,475
                                                                                                       ------------
MACHINERY - 6.8%
Actuant Corp., Class A (c)                                                               162,650          8,482,198
Albany International Corp., Class A                                                      107,925          3,794,643
Barnes Group, Inc.                                                                       156,375          4,145,501
CLARCOR, Inc.                                                                            129,625          7,099,561
Commercial Vehicle Group, Inc. (c)                                                       169,725          3,705,097
ESCO Technologies, Inc. (c)                                                               46,725          3,581,471
IDEX Corp.                                                                               164,700          6,670,350
Reliance Steel & Aluminum Co.                                                            129,725          5,054,086
Robbins & Myers, Inc.                                                                     73,400          1,749,122
                                                                                                       ------------
                                                                                                         44,282,029
                                                                                                       ------------
MANUFACTURING - 1.2%
Federal Signal Corp.                                                                     150,225          2,652,974
Harsco Corp.                                                                              91,925          5,123,899
                                                                                                       ------------
                                                                                                          7,776,873
                                                                                                       ------------
MEDIA - 5.4%
ADVO, Inc.                                                                               126,437          4,507,479
Harte-Hanks, Inc.                                                                        181,625          4,718,617
John Wiley & Son, Inc., Class A                                                          133,450          4,649,398
Journal Communications, Inc., Class A                                                    213,300          3,854,331
R.H. Donnelley Corp. (c)                                                                 174,325         10,293,891
Saga Communications, Inc., Class A (c)                                                   217,250          3,660,663
Scholastic Corp. (c)                                                                      97,500          3,603,600
                                                                                                       ------------
                                                                                                         35,287,979
                                                                                                       ------------
MULTI-UTILITIES & UNREGULATED POWER - 1.3%
Energen Corp.                                                                             41,225          2,430,214
NorthWestern Corp. (c)                                                                    67,025          1,876,700
ONEOK, Inc.                                                                              137,600          3,910,592
                                                                                                       ------------
                                                                                                          8,217,506
                                                                                                       ------------
MULTILINE RETAIL - 0.4%
ShopKo Stores, Inc. (c)                                                                  136,250          2,545,150
                                                                                                       ------------

OIL & GAS - 2.4%
ATP Oil & Gas Corp. (c)                                                                  106,400          1,976,912
Energy Partners Ltd. (c)                                                                 233,725          4,737,605
Patina Oil & Gas Corp.                                                                   115,300          4,323,750
Stone Energy Corp. (c)                                                                    98,675          4,449,256
                                                                                                       ------------
                                                                                                         15,487,523
                                                                                                       ------------
PHARMACEUTICALS - 1.5%
Par Pharmaceutical Cos., Inc. (c)                                                        117,775          4,873,530
Perrigo Co.                                                                              300,050          5,181,863
                                                                                                       ------------
                                                                                                         10,055,393
                                                                                                       ------------
REAL ESTATE - 7.5%
American Home Mortgage Investment Corp.                                                  149,700          5,127,225
Bedford Property Investors, Inc.                                                          93,675          2,661,307
CBL & Associates Properties, Inc.                                                         74,750          5,707,162
Corporate Office Properties Trust                                                        155,975          4,577,866
Eagle Hospitality Properties Trust, Inc. (c)                                             399,350          4,113,305
First Potomac Realty Trust                                                               145,025          3,306,570
Highland Hospitality Corp.                                                               200,900          2,258,116
LaSalle Hotel Properties                                                                 159,400          5,073,702
Levitt Corp., Class A                                                                    111,587          3,411,215
Newcastle Investment Corp.                                                               156,475          4,972,775
Ramco-Gershenson Properties Trust                                                         75,400          2,431,650
Saxon Capitol, Inc.                                                                      220,325          5,285,597
                                                                                                       ------------
                                                                                                         48,926,490
                                                                                                       ------------
RETAIL - SPECIALTY - 1.8%
Adesa, Inc.                                                                              181,750          3,856,735
Pier 1 Imports, Inc.                                                                     183,625          3,617,412
West Marine, Inc. (c)                                                                    162,625          4,024,969
                                                                                                       ------------
                                                                                                         11,499,116
                                                                                                       ------------
ROAD & RAIL - 3.8%
AMERCO (c)                                                                                53,200          2,446,136
Genesee & Wyoming, Inc., Class A (c)                                                     172,275          4,846,095
Laidlaw International, Inc. (c)                                                          266,700          5,707,380
Landstar System, Inc. (c)                                                                 69,600          5,125,344
Marten Transport Ltd (c)                                                                 108,075          2,456,545
Old Dominion Freight Line, Inc. (c)                                                      113,400          3,946,320
                                                                                                       ------------
                                                                                                         24,527,820
                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
AMIS Holdings, Inc. (c)                                                                  143,850          2,376,402
Cymer, Inc. (c)                                                                          101,500          2,998,310
DSP Group, Inc. (c)                                                                      163,675          3,654,863
                                                                                                       ------------
                                                                                                          9,029,575
                                                                                                       ------------
SOFTWARE - 0.6%
Hyperion Solutions Corp. (c)                                                              63,650          2,967,363
MRO Software, Inc. (c)                                                                    70,400            916,608
                                                                                                       ------------
                                                                                                          3,883,971
                                                                                                       ------------
SPECIALTY RETAIL - 1.7%
Cost Plus, Inc. (c)                                                                       86,150          2,767,999
Hot Topic, Inc. (c)                                                                       72,350          1,243,697
Men's Wearhouse, Inc. (c)                                                                120,700          3,857,572
Party City Corp. (c)                                                                     118,475          1,531,882
Rush Enterprises, Inc., Class A (c)                                                      111,075          1,802,747
                                                                                                       ------------
                                                                                                         11,203,897
                                                                                                       ------------
TEXTILES APPAREL & LUXURY GOODS - 0.3%
Fossil, Inc. (c)                                                                          75,937          1,947,025
                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 4.1%
Bank Mutual Corp.                                                                        156,671          1,906,686
BankAtlantic Bancorp, Inc., Class A                                                      253,325          5,041,168
BankUnited Financial Corp. (c)                                                           193,125          6,170,344
Independence Community Bank Corp.                                                        107,275          4,567,770
Provident Bancorp, Inc.                                                                  421,950          5,565,520
Provident Financial Services, Inc.                                                       164,325          3,182,975
                                                                                                       ------------
                                                                                                         26,434,463
                                                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS - 2.0%
BlueLinx Holdings, Inc. (c)                                                              291,625          4,219,814
Hughes Supply, Inc.                                                                      131,150          4,242,703
UAP Holding Corp. (c)                                                                    249,175          4,303,252
                                                                                                       ------------

                                                                                                         12,765,769
                                                                                                       ------------
WATER UTILITIES - 0.4%
American States Water Co.                                                                110,350          2,869,100
                                                                                                       ------------
TOTAL COMMON STOCKS
(Identified Cost $472,415,648)                                                                          632,579,657
                                                                                                       ------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.2%

COMMERCIAL PAPER - 4.2%
State Street Boston Corp., 1.700%, 1/03/2005 (d)                                     $27,297,000         27,294,422
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $27,294,422)                                                                            27,294,422
                                                                                                       ------------

TOTAL INVESTMENTS - 101.5%
(Identified Cost $499,710,070) (b)                                                                      659,874,079
Other assets less liabilities -- (1.5)%                                                                 (10,032,326)
                                                                                                       ------------
TOTAL NET ASSETS -- 100%                                                                               $649,841,753
                                                                                                       ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $499,710,070 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                           $163,275,850
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                (3,111,841)
                                                                                    ------------
      Net unrealized appreciation                                                   $160,164,009
                                                                                    ============

(c)   Non-income producing security

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL COMPANY GROWTH FUND

                                                                                        SHARES           VALUE (a)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 3.8%
Argon ST, Inc. (c)                                                                         2,225       $     78,876
Armor Holdings, Inc. (c)                                                                   2,400            112,848
DRS Technologies, Inc. (c)                                                                 2,275             97,165
Essex Corp. (c)                                                                            7,075            143,269
                                                                                                       ------------
                                                                                                            432,158
                                                                                                       ------------
BANKS/SAVINGS & LOANS - 0.9%
Silicon Valley Bancshares (c)                                                              2,275            101,966
                                                                                                       ------------
BIOTECHNOLOGY - 1.5%
Human Genome Sciences, Inc. (c)                                                            7,500             90,150
Incyte Corp. (c)                                                                           7,775             77,672
                                                                                                       ------------
                                                                                                       ------------
                                                                                                            167,822
                                                                                                       ------------
BUILDING & CONSTRUCTION - 1.5%
Insituform Technologies, Inc., Class A (c)                                                 2,775             62,909
Trex Company, Inc. (c)                                                                     1,975            103,569
                                                                                                       ------------
                                                                                                            166,478
                                                                                                       ------------
BUILDING PRODUCTS - 0.9%
Simpson Manufacturing Co., Inc.                                                            2,850             99,465
                                                                                                       ------------
BUSINESS SERVICES - 0.9%
Global Payments, Inc.                                                                      1,700             99,518
                                                                                                       ------------
CAPITAL MARKETS - 1.0%
Affiliated Managers Group, Inc. (c)                                                        1,625            110,077
                                                                                                       ------------
CHEMICALS - 0.8%
Albemarle Corp.                                                                            2,225             86,130
                                                                                                       ------------
COMMERCIAL BANKS - 4.6%
East West Bancorp, Inc.                                                                    2,450            102,802
Gateway Financial Holdings, Inc.                                                           3,500             56,175
Hanmi Financial Corp.                                                                      2,425             87,155
Southwest Bancorporation of Texas, Inc.                                                    3,725             86,755
Texas Capital Bancshares, Inc. (c)                                                         4,325             93,506
Wintrust Financial Corp.                                                                   1,625             92,560
                                                                                                       ------------
                                                                                                            518,953
                                                                                                       ------------
COMMERCIAL SERVICES - 0.9%
Charles River Associates, Inc. (c)                                                         2,050             95,879
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 7.2%
Bright Horizons Family Solutions, Inc. (c)                                                 1,225             79,331
Corporate Executive Board Co.                                                              1,225             82,002
CoStar Group, Inc. (c)                                                                     1,825             84,278
DiamondCluster International, Inc. (c)                                                     7,675            109,983
Educate, Inc. (c)                                                                          5,275             69,841

Huron Consulting Group, Inc. (c)                                                           2,500             55,500
Laureate Education, Inc. (c)                                                               2,675            117,941
Navigant Consulting, Inc. (c)                                                              4,525            120,365
Portfolio Recovery Associate, Inc. (c)                                                     2,375             97,897
                                                                                                       ------------
                                                                                                            817,138
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 3.5%
AudioCodes Ltd. (c)                                                                        7,400            122,914
Brocade Communications Systems, Inc. (c)                                                   7,575             57,873
F5 Networks, Inc. (c)                                                                      2,050             99,876
NETGEAR, Inc. (c)                                                                          6,475            117,780
                                                                                                       ------------
                                                                                                            398,443
                                                                                                       ------------
COMPUTER SERVICES - 0.7%
Sapient Corp. (c)                                                                         10,525             83,253
                                                                                                       ------------
CONSUMER DURABLES & APPAREL - 0.8%
Quiksilver, Inc. (c)                                                                       2,950             87,881
                                                                                                       ------------
CONSUMER FINANCE - 0.9%
ACE Cash Express, Inc. (c)                                                                 3,400            100,844
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Encore Capital Group, Inc. (c)                                                             3,875             92,148
                                                                                                       ------------
EDUCATION - 0.8%
Universal Technical Institute, Inc. (c)                                                    2,500             95,300
                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Cogent, Inc. (c)                                                                           1,675             55,275
SpatiaLight, Inc. (c)                                                                      7,300             65,335
                                                                                                       ------------
                                                                                                            120,610
                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 1.0%
Atwood Oceanics, Inc. (c)                                                                  1,025             53,403
Grey Wolf, Inc. (c)                                                                       10,550             55,598
                                                                                                       ------------
                                                                                                            109,001
                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.5%
United Natural Foods, Inc. (c)                                                             1,975             61,423
                                                                                                       ------------
FOOD PRODUCTS - 0.9%
Peet's Coffee & Tea, Inc. (c)                                                              3,700             97,939
                                                                                                       ------------
HEALTHCARE - DRUGS - 1.0%
First Horizon Pharmaceutical Corp. (c)                                                     5,175            118,456
                                                                                                       ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 9.2%
Advanced Medical Optics, Inc. (c)                                                          2,950            121,363
American Medical Systems Holdings, Inc. (c)                                                2,550            106,615
American Science & Engineering, Inc. (c)                                                   2,375             97,874
Animas Corp. (c)                                                                           5,625             87,919
ArthroCare Corp. (c)                                                                       3,125            100,187
Aspect Medical Systems, Inc. (c)                                                           4,550            111,293
Immucor, Inc. (c)                                                                          3,950             92,865
Intuitive Surgical, Inc. (c)                                                               2,425             97,048
Palomar Medical Technologies, Inc. (c)                                                     5,025            131,002

Ventana Medical Systems, Inc. (c)                                                          1,425             91,186
                                                                                                       ------------
                                                                                                          1,037,352
                                                                                                       ------------
HEALTHCARE PROVIDERS & SERVICES - 11.3%
American Healthways, Inc. (c)                                                              3,325            109,858
Centene Corp. (c)                                                                          3,800            107,730
Chemed Corp.                                                                               1,425             95,632
HealthExtras, Inc. (c)                                                                     6,750            110,025
HealthTronics, Inc. (c)                                                                   10,050            106,832
Matria Healthcare, Inc. (c)                                                                3,475            135,768
Molina Healthcare, Inc. (c)                                                                2,650            122,907
Option Care, Inc.                                                                          6,275            107,867
Psychiatric Solutions, Inc. (c)                                                            4,450            162,692
Sierra Health Services, Inc. (c)                                                           1,950            107,464
United Surgical Partners International, Inc. (c)                                           2,850            118,845
                                                                                                       ------------
                                                                                                          1,285,620
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 7.3%
Aztar Corp. (c)                                                                            3,250            113,490
Buffalo Wild Wings, Inc. (c)                                                               3,125            108,781
Ctrip.com International Ltd. ADR (c)                                                       1,600             73,632
Isle of Capri Casinos, Inc. (c)                                                            4,375            112,219
Pinnacle Entertainment, Inc. (c)                                                           6,475            128,075
Scientific Games Corp., Class A (c)                                                        4,350            103,704
Sonic Corp. (c)                                                                            3,325            101,413
Station Casinos, Inc.                                                                      1,625             88,855
                                                                                                       ------------
                                                                                                            830,169
                                                                                                       ------------
HOUSEHOLD DURABLES - 1.9%
Meritage Homes Corp. (c)                                                                     625             70,437
Tempur-Pedic International, Inc. (c)                                                       6,900            146,280
                                                                                                       ------------
                                                                                                            216,717
                                                                                                       ------------
INTERNET & CATALOG RETAIL - 2.6%
Blue Nile, Inc. (c)                                                                        3,425             94,598
GSI Commerce, Inc. (c)                                                                     5,750            102,235
Provide Commerce, Inc. (c)                                                                 2,700            100,305
                                                                                                       ------------
                                                                                                            297,138
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 4.5%
Audible, Inc. (c)                                                                          3,050             79,453
J2 Global Communications, Inc. (c)                                                         2,875             99,187
Jupitermedia Corp. (c)                                                                     5,300            126,034
Netease.com, Inc. ADR (c)                                                                  2,000            105,660
Niku Corp. (c)                                                                             4,950             99,792
                                                                                                       ------------
                                                                                                            510,126
                                                                                                       ------------
IT SERVICES - 4.5%
Anteon International Corp. (c)                                                             2,350             98,371
CACI International, Inc., Class A (c)                                                      1,325             90,272
Infocrossing, Inc. (c)                                                                     6,450            109,199
iPayment Holdings, Inc. (c)                                                                2,550            126,276
MPS Group, Inc. (c)                                                                        7,350             90,111
                                                                                                       ------------
                                                                                                            514,229
                                                                                                       ------------
MACHINERY - 2.8%
Actuant Corp., Class A (c)                                                                 2,275            118,641
Bucyrus International, Inc., Class A                                                       2,550            103,632
Joy Global, Inc.                                                                           2,250             97,718
                                                                                                       ------------
                                                                                                            319,991
                                                                                                       ------------
METALS & MINING - 1.7%
Allegheny Technologies, Inc.                                                               4,700            101,849
Commercial Metals Co.                                                                      1,875             94,800
                                                                                                       ------------
                                                                                                            196,649
                                                                                                       ------------
OIL & GAS - 0.5%

Unit Corp. (c)                                                                             1,425             54,449
                                                                                                       ------------
OIL & GAS EXPLORATION - 1.6%
Range Resources Corp.                                                                      4,275             87,466
Southwestern Energy Co. (c)                                                                1,775             89,975
                                                                                                       ------------
                                                                                                            177,441
                                                                                                       ------------
REAL ESTATE - 0.6%
Jones Lang LaSalle, Inc. (c)                                                               1,900             71,079
                                                                                                       ------------
RETAIL - SPECIALTY - 0.6%
Bebe Stores, Inc.                                                                          2,587             69,811
                                                                                                       ------------
ROAD & RAIL - 0.8%
Overnite Corp.                                                                             2,550             94,962
                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
FormFactor, Inc. (c)                                                                       2,200             59,708
Microsemi Corp. (c)                                                                        6,300            109,368
Sigmatel, Inc. (c)                                                                         2,725             96,819
Silicon Image, Inc. (c)                                                                    5,875             96,703
Tessera Technologies, Inc. (c)                                                             2,300             85,583
                                                                                                       ------------
                                                                                                            448,181
                                                                                                       ------------
SOFTWARE - 3.2%
Bottomline Technologies, Inc. (c)                                                          5,675             82,231
Epicor Software Corp. (c)                                                                  4,625             65,166
Macromedia, Inc. (c)                                                                       3,700            115,144
TIBCO Software, Inc. (c)                                                                   7,825            104,385
                                                                                                       ------------
                                                                                                            366,926
                                                                                                       ------------
SPECIALTY RETAIL - 1.7%
Guitar Center, Inc. (c)                                                                    1,700             89,573
PETCO Animal Supplies, Inc. (c)                                                            2,650            104,622
                                                                                                       ------------
                                                                                                            194,195
                                                                                                       ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.0%
Ubiquitel, Inc. (c)                                                                       15,825            112,674
                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
Alamosa Holdings, Inc. (c)                                                                 9,725            121,271
                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 1.8%
Fidelity Bankshares, Inc.                                                                  2,725            116,521
NewAlliance Bancshares, Inc.                                                               6,050             92,565
                                                                                                       ------------
                                                                                                            209,086
                                                                                                       ------------
TOTAL COMMON STOCKS
(Identified Cost $9,592,968)                                                                             11,188,948
                                                                                                       ------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement with State Street Corp., dated 12/31/04                           $ 168,000            168,000
at 0.900% to be repurchased at $168,013 on 1/3/2005                                                    ------------
collateralized by $160,000 U.S. Treasury Bond,
5.500% 8/15/2028 with a value of $175,800

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $168,000)                                                                                  168,000
                                                                                                       ------------

TOTAL INVESTMENTS - 100.2%
(Identified Cost $9,760,968) (b)                                                      11,356,948
Other assets less liabilities -- (0.2)%                                                  (21,639)
                                                                                    ------------
TOTAL NET ASSETS -- 100%                                                            $ 11,335,309
                                                                                    ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $9,760,968 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                                              $  1,627,293
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                                      (31,313)
                                                                                                       ------------
      Net unrealized appreciation                                                                      $  1,595,980
                                                                                                       ============

(c)   Non-income producing security

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading exchanges not located in the United States.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  Loomis Sayles Funds I

                                  By: /s/ Robert J. Blanding
                                      ----------------------

                                  Name:  Robert J. Blanding
                                  Title: President and Chief Executive Officer
                                  Date: February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ Robert J. Blanding
                                      ----------------------

                                  Name: Robert J. Blanding
                                  Title: President and Chief Executive Officer
                                  Date: February 18, 2005

                                  By: /s/ Michael C. Kardok
                                      ----------------------
                                  Name: Michael C. Kardok
                                  Title: Treasurer
                                  Date: February 18, 2005